UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

                               SEMI-ANNUAL REPORT

                        Hancock Horizon Family of Funds

                                  JULY 31, 2007
                       The Advisors' Inner Circle Fund II

                                                                  [LOGO OMITTED]
Hancock Horizon Family of Funds                        JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
Disclosure of Fund Expenses ...............................................    2
Schedules of Investments ..................................................    3
Statements of Assets and Liabilities ......................................   15
Statements of Operations ..................................................   17
Statements of Changes in Net Assets .......................................   18
Financial Highlights ......................................................   22
Notes to Financial Statements .............................................   34
Approval of Investment Advisory Agreements ................................   43

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund II uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1.888.346.6300; and (ii) on the Commission's website at http://www.sec.gov.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, 12b-1 fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN -- This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under the "Expenses Paid During Period" column.

o HYPOTHETICAL 5% RETURN -- This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment. Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. If these transactional costs were included, your cost would have been higher.

-------------------------------------------------------------------------------------------
                                              BEGINNING   ENDING                   EXPENSES
                                              ACCOUNT     ACCOUNT     ANNUALIZED   PAID
                                              VALUE       VALUE       EXPENSE      DURING
                                              2/1/07      7/31/07     RATIOS       PERIOD*
-------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class .......................   $1,000.00   $1,025.60   0.23%        $ 1.16

HYPOTHETICAL 5% RETURN
Institutional Class .......................   $1,000.00   $1,023.65   0.23%        $ 1.15
-------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Trust Class ...............................   $1,000.00   $1,022.70   0.58%        $ 2.91
Institutional Sweep Class .................    1,000.00    1,021.50   0.83%          4.16
Class A ...................................    1,000.00    1,020.20   1.08%          5.41

HYPOTHETICAL 5% RETURN
Trust Class ...............................   $1,000.00   $1,021.92   0.58%        $ 2.91
Institutional Sweep Class .................    1,000.00    1,020.68   0.83%          4.16
Class A ...................................    1,000.00    1,019.44   1.08%          5.41
-------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Trust Class ...............................   $1,000.00   $1,015.80   0.75%        $ 3.75
Class A ...................................    1,000.00    1,014.60   1.00%          5.00
Class C ...................................    1,000.00    1,010.80   1.75%          8.72

HYPOTHETICAL 5% RETURN
Trust Class ...............................   $1,000.00   $1,021.08   0.75%        $ 3.76
Class A ...................................    1,000.00    1,019.84   1.00%          5.01
Class C ...................................    1,000.00    1,016.12   1.75%          8.75
-------------------------------------------------------------------------------------------
VALUE FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Trust Class ...............................   $1,000.00   $1,035.60   1.04%        $ 5.25
Class A ...................................    1,000.00    1,034.50   1.29%          6.51
Class C ...................................    1,000.00    1,031.70   2.04%         10.28

HYPOTHETICAL 5% RETURN
Trust Class ...............................   $1,000.00   $1,019.64   1.04%        $ 5.21
Class A ...................................    1,000.00    1,018.40   1.29%          6.46
Class C ...................................    1,000.00    1,014.68   2.04%         10.19
-------------------------------------------------------------------------------------------
GROWTH FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Trust Class ...............................   $1,000.00   $1,058.00   1.07%        $ 5.46
Class A ...................................    1,000.00    1,057.20   1.32%          6.73
Class C ...................................    1,000.00    1,053.10   2.07%         10.54

HYPOTHETICAL 5% RETURN
Trust Class ...............................   $1,000.00   $1,019.49   1.07%        $ 5.36
Class A ...................................    1,000.00    1,018.25   1.32%          6.61
Class C ...................................    1,000.00    1,014.53   2.07%         10.34
-------------------------------------------------------------------------------------------
BURKENROAD FUND
-------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A ...................................   $1,000.00   $1,010.20   1.40%        $ 6.98
Class D ...................................    1,000.00    1,009.00   1.65%          8.22

HYPOTHETICAL 5% RETURN
Class A ...................................   $1,000.00   $1,017.85   1.40%        $ 7.00
Class D ...................................    1,000.00    1,016.61   1.65%          8.25
-------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                  [LOGO OMITTED]
SCHEDULE OF INVESTMENTS                                JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

COMMERCIAL PAPER                               60.9%
REPURCHASE AGREEMENTS                          39.1%

% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                                       FACE AMOUNT      VALUE
DESCRIPTION                                               (000)         (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- 61.2%
   Asset Backed -- 13.4%
   Atlantis One Funding 144A
      5.315%, 08/17/07                                  $   1,500     $   1,496
   EVVLF USA 144A
      5.316%, 09/12/07                                      1,500         1,491
   Galaxy Funding 144A
      5.310%, 09/04/07                                      1,500         1,493
   Tulip Funding 144A
      5.296%, 08/27/07                                      1,000           996
--------------------------------------------------------------------------------
   TOTAL ASSET BACKED                                                     5,476
--------------------------------------------------------------------------------
   Banks -- 8.6%
   HBOS Treasury Services
      5.307%, 09/07/07                                      1,500         1,492
   Skandinav Enskida Bank 144A
      5.281%, 08/20/07                                      1,000           997
   Swedbank
      5.282%, 09/06/07                                      1,000           995
--------------------------------------------------------------------------------
   TOTAL BANKS                                                            3,484
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       FACE AMOUNT     VALUE
DESCRIPTION                                               (000)         (000)
--------------------------------------------------------------------------------
   Building & Construction -- 2.4%
   Britannia Building Society
      5.305%, 08/31/07                                  $   1,000     $     996
--------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                                            996
--------------------------------------------------------------------------------
   Financial Services -- 31.8%
   Danske
      5.273%, 09/05/07                                      1,000           995
   Falcon Asset Securitization LLC 144A
      5.292%, 08/22/07                                      1,000           997
   Giro Funding 144A
      5.320%, 08/08/07                                      1,000           999
   Kitty Hawk Funding 144A
      5.290%, 08/20/07                                      1,000           997
   Park Avenue Receivables 144A
      5.294%, 09/18/07                                      1,000           993
   Prudential
      5.308%, 09/10/07                                      1,500         1,491
   Rabobank USA Finance
      5.272%, 08/21/07                                      1,000           997
   Sheffield Receivables 144A
      5.293%, 08/24/07                                      1,000           996
   Southern Funding 144A
      5.277%, 08/22/07                                      1,000           997
   Three Rivers Funding 144A
      5.293%, 08/17/07                                      1,000           998
   UBS Finance
      5.293%, 08/02/07                                      1,500         1,500
   Windmill Funding 144A
      5.291%, 08/21/07                                      1,000           997
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                              12,957
--------------------------------------------------------------------------------
   Health Care -- 2.5%
   Sanofi Aventis 144A
      5.266%, 08/08/07                                      1,000           999
--------------------------------------------------------------------------------
   TOTAL HEALTH CARE                                                        999
--------------------------------------------------------------------------------
   Retail -- 2.5%
   Wal-mart Stores
      5.231%, 08/07/07                                      1,000           999
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                             999
--------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER (COST $24,911)                                 24,911
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       FACE AMOUNT     VALUE
DESCRIPTION                                               (000)         (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B) -- 39.3%
   Merrill Lynch,
      4.970%, dated 07/31/07, to be repurchased on
      08/01/07, repurchase price $7,000,966
      (collateralized by various corporate
      obligations, ranging in par value $2,000-
      $8,030,000, 3.375%-5.214%, 08/21/07-01/15/18;
      with a total market value $7,140,946)             $   7,000     $   7,000
   UBS,
      5.220%, dated 07/31/07, to be repurchased on
      08/01/07, repurchase price $9,003,416
      (collateralized by various government
      obligations, ranging in par value $7,000-
      $8,380,000, 5.000%-8.000%, 08/13/07-07/20/37;
      with a total market value $9,185,596)                 9,002         9,002
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS (COST $16,002)                            16,002
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.5% (COST $40,913)                         $  40,913
--------------------------------------------------------------------------------

Percentages are based on net assets of $40,701 (000s).

(A) The rate reported is the effective yield at time of purchase.

(B) Tri-party Repurchase Agreement.

LLC -- Limited Liability Company

144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2007, the value of these securities amounted to $15,446 (000s), representing 37.9% of the net assets of the Fund.

The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]
SCHEDULE OF INVESTMENTS                                JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

REPURCHASE AGREEMENTS                          45.1%
U.S. TREASURY OBLIGATIONS                      54.9%

% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                                       FACE AMOUNT      VALUE
DESCRIPTION                                               (000)         (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (A) -- 56.6%
   U.S. Treasury Bills
      6.255%, 08/02/07                                  $ 100,000     $  99,991
      4.422%, 08/09/07                                     82,000        81,920
      9.036%, 08/16/07                                     30,000        29,944
      4.710%, 09/06/07                                     50,000        49,767
      4.655%, 09/20/07                                     60,000        59,616
--------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $321,238)                      321,238
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B) -- 43.8%
   ABN Amro,
      5.070%, dated 07/31/07, to be repurchased on
      08/01/07, repurchase price $120,016,900
      (collateralized by various U.S. Treasury Bonds,
      ranging in par value $32,130,000-$62,600,000,
      6.000%-9.125%, 05/15/18-02/15/26; with a total
      market value $122,400,292)                          120,000       120,000

--------------------------------------------------------------------------------
                                                       FACE AMOUNT      VALUE
DESCRIPTION                                               (000)         (000)
--------------------------------------------------------------------------------
   Deutsche Bank,
      5.110%, dated 07/31/07, to be repurchased on
      08/01/07, repurchase price $129,033,905
      (collateralized by various U.S. Treasury Notes,
      ranging in par value $1,029,000-$90,841,000,
      1.625%-4.836%, 10/31/07-01/15/15; with a total
      market value $131,596,389)                        $ 129,016     $ 129,016
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS (COST $249,016)                          249,016
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.4% (COST $570,254)                        $ 570,254
--------------------------------------------------------------------------------

Percentages are based on net assets of $568,069 (000s).

(A) The rate reported is the effective yield at time of purchase.

(B) Tri-party Repurchase Agreements.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

STRATEGIC INCOME BOND FUND
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS    29.5%
CORPORATE BONDS                                23.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS             24.9%
U.S. TREASURY OBLIGATIONS                      17.1%
CASH EQUIVALENTS                                5.0%

% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                                       FACE AMOUNT      VALUE
DESCRIPTION                                               (000)         (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 29.2%
   FHLMC
      7.000%, 12/01/14                                  $       8     $       8
      7.000%, 04/01/15                                         10            11
      5.500%, 08/01/21                                      1,320         1,304
      5.500%, 10/01/36                                      1,484         1,434
      5.000%, 01/01/13                                      1,325         1,310
      5.000%, 10/01/16                                        460           449
      5.000%, 04/01/22                                      1,942         1,882
      4.375%, 07/17/15                                      3,000         2,822
   FHLMC, Ser 2595, Cl AJ
      3.500%, 02/15/14                                         55            55
   FNMA
      7.500%, 12/01/30                                         30            31
      7.000%, 12/01/09                                          6             6
      6.500%, 01/01/32                                        215           219
      6.000%, 08/01/35                                      1,880         1,867
      6.000%, 05/01/36                                      1,299         1,288
      6.000%, 07/01/36                                      1,342         1,331
      5.500%, 06/01/25                                      2,105         2,057
      5.500%, 10/01/34                                        657           636
      5.500%, 01/01/36                                      1,362         1,316

--------------------------------------------------------------------------------
                                                       FACE AMOUNT      VALUE
DESCRIPTION                                               (000)         (000)
--------------------------------------------------------------------------------
   FNMA -- (continued)
      5.500%, 02/01/36                                  $   2,256     $   2,180
      5.500%, 04/01/36                                      1,350         1,304
      5.000%, 10/01/18                                        390           381
      5.000%, 12/01/18                                        459           448
      4.500%, 07/01/18                                      1,078         1,032
      4.000%, 09/01/10                                        924           895
   GNMA
      7.500%, 08/15/12                                         12            13
      7.500%, 09/15/13                                         10            11
      7.500%, 12/20/29                                          4             4
      6.500%, 09/15/13                                         32            32
      6.500%, 04/15/14                                         12            12
      6.500%, 03/15/31                                         38            39
      6.500%, 07/15/31                                        412           421
      6.000%, 05/15/28                                          5             5
      6.000%, 02/15/29                                         97            98
      6.000%, 09/15/34                                        707           707
      6.000%, 11/15/34                                        276           276
      6.000%, 12/15/34                                        301           301
      5.500%, 01/15/36                                      1,742         1,698
      5.500%, 04/15/36                                      1,306         1,272
      5.000%, 09/15/17                                        338           330
      5.000%, 12/15/17                                        444           433
      5.000%, 10/15/18                                         39            38
      5.000%, 11/15/18                                         38            37
      5.000%, 01/15/19                                        753           734
      5.000%, 03/15/33                                         67            64
      5.000%, 04/15/33                                         25            23
      5.000%, 06/15/33                                         79            75
      4.500%, 02/15/20                                      1,278         1,224
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (COST $32,875)      32,113
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.7%
   FFCB
      5.540%, 11/07/16                                      1,500         1,519
      4.450%, 06/01/15                                      2,500         2,367
   FHLB
      5.250%, 06/10/11                                      3,000         3,019
      5.000%, 03/09/12                                      1,250         1,245
      5.000%, 12/09/16                                      1,000           974
      4.750%, 03/13/09                                      1,000           997
      4.750%, 12/09/11                                      1,500         1,480
      4.625%, 11/21/08                                      1,000           996

                                                                  [LOGO OMITTED]
                                                       JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       FACE AMOUNT      VALUE
DESCRIPTION                                               (000)         (000)
--------------------------------------------------------------------------------
   FHLB -- (continued)
      4.500%, 06/21/10                                  $   1,500     $   1,480
      4.500%, 09/14/12                                      1,000           969
      4.000%, 11/13/09                                      2,000         1,959
   FHLMC
      5.250%, 04/18/16                                      1,000           994
      4.750%, 01/18/11                                      3,000         2,973
   FNMA
      6.250%, 05/15/29                                      1,500         1,630
      5.500%, 03/15/11                                      1,500         1,522
      5.250%, 08/01/12                                      1,000         1,000
      5.000%, 09/18/09 (A)                                  1,500         1,501
      5.000%, 02/13/17                                        500           487
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $27,405)               27,112
--------------------------------------------------------------------------------
CORPORATE BONDS -- 23.2%
   Aerospace & Defense -- 0.9%
   General Dynamics
      4.500%, 08/15/10                                      1,000           978
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                978
--------------------------------------------------------------------------------
   Agriculture -- 1.7%
   Cargill 144A
      4.375%, 06/01/13                                      2,000         1,893
--------------------------------------------------------------------------------
   TOTAL AGRICULTURE                                                      1,893
--------------------------------------------------------------------------------
   Automotive -- 1.1%
   General Motors
      6.125%, 08/28/07                                      1,250         1,249
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                       1,249
--------------------------------------------------------------------------------
   Banks -- 0.9%
   Citigroup
      5.300%, 01/07/16                                      1,000           952
--------------------------------------------------------------------------------
   TOTAL BANKS                                                              952
--------------------------------------------------------------------------------
   Chemicals -- 1.8%
   Dow Chemical
      6.000%, 10/01/12                                      1,000         1,018
   E.I. Du Pont de Nemours
      4.125%, 04/30/10                                      1,000           971
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                        1,989
--------------------------------------------------------------------------------
   Electrical Services & Equipment -- 2.8%
   Central Power & Light, MBIA
      7.125%, 02/01/08                                      1,000         1,009

--------------------------------------------------------------------------------
                                                       FACE AMOUNT      VALUE
DESCRIPTION                                               (000)         (000)
--------------------------------------------------------------------------------
   Electrical Services & Equipment -- (continued)
   Pacificorp
      6.900%, 11/15/11                                  $     793     $     838
   PSEG Power
      3.750%, 04/01/09                                      1,300         1,265
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES & EQUIPMENT                                  3,112
--------------------------------------------------------------------------------
   Financial Services -- 5.4%
   Boeing Capital
      6.500%, 02/15/12                                      1,000         1,054
   Countrywide Home Loans MTN
      4.125%, 09/15/09                                      1,000           963
   First Data
      3.375%, 08/01/08                                        400           394
   Ford Motor Credit
      7.375%, 02/01/11                                        650           607
   General Electric Capital MTN, Ser A
      6.875%, 11/15/10                                        500           525
   Lehman Brothers Holdings
      7.000%, 02/01/08                                      1,000         1,006
   Washington Mutual Bank
      5.125%, 01/15/15                                      1,500         1,408
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               5,957
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 0.5%
   Campbell Soup
      6.750%, 02/15/11                                        500           524
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                           524
--------------------------------------------------------------------------------
   Medical Products & Services -- 0.5%
   Medco Health Solutions
      7.250%, 08/15/13                                        500           530
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                        530
--------------------------------------------------------------------------------
   Oil Drilling & Refining -- 0.9%
   ENSCO International
      6.750%, 11/15/07                                      1,000         1,004
--------------------------------------------------------------------------------
   TOTAL OIL DRILLING & REFINING                                          1,004
--------------------------------------------------------------------------------
   Oil Exploration & Production -- 0.7%
   Anadarko Petroleum
      5.000%, 10/01/12                                        850           819
--------------------------------------------------------------------------------
   TOTAL OIL EXPLORATION & PRODUCTION                                       819
--------------------------------------------------------------------------------
   Printing & Publishing -- 0.9%
   Gannett
      5.750%, 06/01/11                                      1,000         1,007
--------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                                            1,007
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

STRATEGIC INCOME BOND FUND (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       FACE AMOUNT      VALUE
DESCRIPTION                                               (000)         (000)
--------------------------------------------------------------------------------
   Retail -- 1.8%
   Target
      5.375%, 06/15/09                                  $     500     $     500
   Wal-Mart Stores
      4.000%, 01/15/10                                      1,000           973
   Yum! Brands
      6.250%, 04/15/16                                        500           500
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                           1,973
--------------------------------------------------------------------------------
   Telephones & Telecommunication -- 2.8%
   Alltel
      6.500%, 11/01/13                                      1,000           860
   AT&T
      5.875%, 08/15/12                                      1,000         1,007
   BellSouth
      6.000%, 10/15/11                                      1,000         1,017
   Verizon Communications
      4.000%, 01/15/08                                        200           199
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNCIATION                                   3,083
--------------------------------------------------------------------------------
   Utilities -- 0.5%
   Alabama Power
      5.375%, 10/01/08                                        500           499
--------------------------------------------------------------------------------
   TOTAL UTILITIES                                                          499
--------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS (COST $26,170)                                  25,569
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 16.9%
   U.S. Treasury Bond
      5.375%, 02/15/31                                      2,740         2,893
   U.S. Treasury Notes
      4.625%, 07/31/12                                      2,000         2,002
      4.500%, 02/15/16                                      2,100         2,060
      4.500%, 05/15/17                                        500           489
      4.250%, 08/15/14                                      4,000         3,889
      4.250%, 11/15/14                                      4,500         4,370
      3.500%, 12/15/09                                      3,000         2,930
--------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $18,914)                        18,633
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                              SHARES         (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (B) -- 5.0%
      Federated Prime Cash Obligations Fund,
         Institutional Class, 5.230%                    2,662,444     $   2,662
      SEI Daily Income Trust Prime Obligations Fund,
         Cl A, 5.330%                                   2,800,797         2,801
--------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENTS (COST $5,463)                                   5,463
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.0% (COST $110,827)                         $ 108,890
--------------------------------------------------------------------------------

Percentages are based on net assets of $110,031 (000s).

(A) Step Bond -- The rate reflected on the Schedule of Investments is the effective yield on July 31, 2007. The coupon on a step bond changes on a specified date.

(B) The rate shown is the 7-day effective yield as of July 31, 2007.

Cl -- Class
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MBIA -- Municipal Bond Investors Assurance
MTN -- Medium Term Note
Ser -- Series

144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2007, the value of these securities amounted to $1,893 (000s), representing 1.7% of the net assets of the Fund.

The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]
SCHEDULE OF INVESTMENTS                                JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

VALUE FUND
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

INDUSTRIALS                                    18.7%
FINANCIALS                                     18.1%
MATERIALS                                      13.8%
UTILITIES                                      12.8%
CONSUMER DISCRETIONARY                         11.7%
ENERGY                                          8.5%
CONSUMER STAPLES                                7.5%
HEALTH CARE                                     5.9%
TELECOMMUNICATION SERVICES                      1.6%
CASH EQUIVALENT                                 1.4%

% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                               SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.4%
   Aerospace & Defense -- 4.3%
      Lockheed Martin                                      20,000     $   1,970
      Raytheon                                             36,000         1,993
      Rockwell Collins                                     36,000         2,473
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                              6,436
--------------------------------------------------------------------------------
   Agriculture -- 1.7%
      Monsanto                                             40,000         2,578
--------------------------------------------------------------------------------
   TOTAL AGRICULTURE                                                      2,578
--------------------------------------------------------------------------------
   Automotive -- 3.4%
      Johnson Controls                                     23,000         2,602
      Paccar                                               30,000         2,455
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                       5,057
--------------------------------------------------------------------------------
   Banks -- 1.2%
      JPMorgan Chase                                       40,000         1,760
--------------------------------------------------------------------------------
   TOTAL BANKS                                                            1,760
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                               SHARES        (000)
--------------------------------------------------------------------------------
   Chemicals -- 3.3%
      Albemarle                                            60,000     $   2,414
      Eastman Chemical                                     36,000         2,477
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                        4,891
--------------------------------------------------------------------------------
   Containers & Packaging -- 3.2%
      Ball                                                 50,000         2,563
      Pactiv*                                              70,000         2,213
--------------------------------------------------------------------------------
   TOTAL CONTAINERS & PACKAGING                                           4,776
--------------------------------------------------------------------------------
   Drugs -- 4.1%
      Merck                                                48,000         2,383
      Pfizer                                               79,000         1,857
      Wyeth                                                40,000         1,941
--------------------------------------------------------------------------------
   TOTAL DRUGS                                                            6,181
--------------------------------------------------------------------------------
   Electrical Utilities -- 11.1%
      Centerpoint Energy                                  137,000         2,258
      Constellation Energy Group                           28,000         2,346
      FirstEnergy                                          35,000         2,126
      FPL Group                                            50,000         2,886
      MDU Resources Group                                  76,000         2,072
      PG&E                                                 44,000         1,884
      PPL                                                  65,000         3,064
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL UTILITIES                                            16,636
--------------------------------------------------------------------------------
   Financial Services -- 6.1%
      Citigroup                                            34,000         1,583
      Goldman Sachs Group                                  10,000         1,884
      Lehman Brothers Holdings                             30,000         1,860
      Merrill Lynch                                        30,000         2,226
      Morgan Stanley                                       25,000         1,597
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               9,150
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 7.5%
      ConAgra Foods                                       100,000         2,535
      General Mills                                        38,000         2,114
      Kroger                                               90,000         2,336
      Molson Coors Brewing, Cl B                           25,000         2,224
      Reynolds American                                    32,000         1,957
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                        11,166
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

VALUE FUND (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                               SHARES        (000)
--------------------------------------------------------------------------------
   Gas & Natural Gas -- 1.7%
      Oneok                                                50,000     $   2,538
--------------------------------------------------------------------------------
   TOTAL GAS & NATURAL GAS                                                2,538
--------------------------------------------------------------------------------
   Hotels & Lodging -- 1.4%
      Carnival                                             46,000         2,038
--------------------------------------------------------------------------------
   TOTAL HOTELS & LODGING                                                 2,038
--------------------------------------------------------------------------------
   Household Products -- 2.8%
      Newell Rubbermaid                                    70,000         1,851
      Whirlpool                                            23,000         2,349
--------------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                                               4,200
--------------------------------------------------------------------------------
   Industrials -- 5.5%
      Cummins                                              32,000         3,799
      Emerson Electric                                     38,000         1,789
      Nucor                                                52,000         2,610
--------------------------------------------------------------------------------
   TOTAL INDUSTRIALS                                                      8,198
--------------------------------------------------------------------------------
   Insurance -- 10.8%
      ACE Ltd.                                             31,000         1,789
      American International Group                         30,000         1,925
      Chubb                                                40,000         2,016
      Hartford Financial Services Group                    25,000         2,297
      Lincoln National                                     28,000         1,689
      Metlife                                              35,000         2,108
      Safeco                                               31,000         1,813
      Travelers                                            50,000         2,539
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                       16,176
--------------------------------------------------------------------------------
   Managed Health Care -- 1.5%
      Aetna                                                46,000         2,211
--------------------------------------------------------------------------------
   TOTAL MANAGED HEALTH CARE                                              2,211
--------------------------------------------------------------------------------
   Manufacturing -- 3.0%
      American Standard                                    39,000         2,108
      Eaton                                                25,000         2,429
--------------------------------------------------------------------------------
   TOTAL MANUFACTURING                                                    4,537
--------------------------------------------------------------------------------
   Metals & Mining -- 6.6%
      Alcoa                                                75,000         2,865
      Allegheny Technologies                               25,000         2,623
      Precision Castparts                                  32,000         4,386
--------------------------------------------------------------------------------
   TOTAL METALS & MINING                                                  9,874
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          VALUE
DESCRIPTION                                                SHARES         (000)
--------------------------------------------------------------------------------
   Miscellaneous Business Services -- 1.5%
      Manpower                                             29,000     $   2,293
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                  2,293
--------------------------------------------------------------------------------
   Oil Drilling & Refining -- 1.6%
      ENSCO International                                  39,000         2,382
--------------------------------------------------------------------------------
   TOTAL OIL DRILLING & REFINING                                          2,382
--------------------------------------------------------------------------------
   Petroleum Refining -- 6.9%
      ConocoPhillips                                       40,000         3,234
      Exxon Mobil                                          27,000         2,298
      Marathon Oil                                         50,000         2,760
      Sunoco                                               30,000         2,002
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                              10,294
--------------------------------------------------------------------------------
   Retail -- 5.7%
      JC Penney                                            28,000         1,905
      McDonald's                                           45,000         2,154
      Nordstrom                                            50,000         2,379
      VF                                                   25,000         2,145
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                           8,583
--------------------------------------------------------------------------------
   Telephones & Telecommunication -- 1.8%
      AT&T                                                 70,000         2,741
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                   2,741
--------------------------------------------------------------------------------
   Utilities -- 1.7%
      Ametek                                               63,000         2,458
--------------------------------------------------------------------------------
   TOTAL UTILITIES                                                        2,458
--------------------------------------------------------------------------------
   TOTAL COMMON STOCK (COST $117,543)                                   147,154
--------------------------------------------------------------------------------
CASH EQUIVALENT (A) -- 1.4%
      SEI Daily Income Trust Prime Obligations Fund,
         Cl A, 5.330%                                   2,096,720         2,097
--------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENT (COST $2,097)                                    2,097
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.8% (COST $119,640)                         $ 149,251
--------------------------------------------------------------------------------

Percentages are based on net assets of $149,519 (000).

*     Non income producing security.

(A)   The rate shown is the 7-day effective yield as of July 31, 2007.

Cl -- Class
Ltd. -- Limited

The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]
SCHEDULE OF INVESTMENTS                                JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

INFORMATION TECHNOLOGY                         28.5%
CONSUMER DISCRETIONARY                         20.9%
HEALTH CARE                                    15.7%
INDUSTRIALS                                    15.6%
ENERGY                                          6.2%
FINANCIALS                                      6.3%
CONSUMER STAPLES                                4.6%
TELECOMMUNICATION SERVICES                      1.3%
CASH EQUIVALENT                                 0.9%

% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                               SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.1%
   Aerospace & Defense -- 1.5%
      United Technologies                                  20,000     $   1,459
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                              1,459
--------------------------------------------------------------------------------
   Automotive -- 1.7%
      Harsco                                               30,000         1,580
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                       1,580
--------------------------------------------------------------------------------
   Broadcasting, Newspapers and Advertising -- 1.2%
      DIRECTV Group*                                       50,000         1,120
--------------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS AND ADVERTISING                         1,120
--------------------------------------------------------------------------------
   Computers & Services -- 11.0%
      Cisco Systems*                                       60,000         1,735
      CommScope*                                           29,000         1,578
      Dell*                                                52,000         1,454
      Electronic Data Systems                              48,000         1,296
      Fiserv*                                              25,000         1,236
      Hewlett Packard                                      35,000         1,611
      International Business Machines                      14,000         1,549
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                            10,459
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                               SHARES        (000)
--------------------------------------------------------------------------------
   Consumer Products -- 1.5%
      Nike, Cl B                                           26,000     $   1,468
--------------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS                                                1,468
--------------------------------------------------------------------------------
   Drugs -- 6.3%
      King Pharmaceuticals*                                90,000         1,531
      McKesson                                             23,000         1,329
      Medco Health Solutions*                              19,000         1,544
      Schering-Plough                                      56,000         1,598
--------------------------------------------------------------------------------
   TOTAL DRUGS                                                            6,002
--------------------------------------------------------------------------------
   Electronic Components & Equipment -- 4.8%
      Amphenol, Cl A                                       42,000         1,439
      Arrow Electronics*                                   37,000         1,414
      Avnet*                                               46,000         1,742
--------------------------------------------------------------------------------
   TOTAL ELECTRONIC COMPONENTS & EQUIPMENT                                4,595
--------------------------------------------------------------------------------
   Entertainment -- 1.6%
      Walt Disney                                          45,000         1,485
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                    1,485
--------------------------------------------------------------------------------
   Financial Services -- 3.0%
      Franklin Resources                                   15,000         1,911
      Moody's                                              18,000           968
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               2,879
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 1.6%
      SUPERVALU                                            36,000         1,500
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                         1,500
--------------------------------------------------------------------------------
   Insurance -- 3.2%
      Loews                                                28,000         1,327
      Prudential Financial                                 20,000         1,773
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                        3,100
--------------------------------------------------------------------------------
   Machinery -- 3.1%
      Kennametal                                           19,000         1,456
      Lincoln Electric Holdings                            21,000         1,512
--------------------------------------------------------------------------------
   TOTAL MACHINERY                                                        2,968
--------------------------------------------------------------------------------
   Manufacturing -- 3.4%
      SPX                                                  19,000         1,784
      Tyson Foods, Cl A                                    67,000         1,427
--------------------------------------------------------------------------------
   TOTAL MANUFACTURING                                                    3,211
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

GROWTH FUND (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                               SHARES        (000)
--------------------------------------------------------------------------------
   Medical Products & Services -- 9.4%
      Baxter International                                 26,000     $   1,367
      Becton Dickinson                                     19,000         1,451
      Forest Laboratories*                                 24,000           965
      IMS Health                                           46,000         1,294
      Laboratory Corp of America Holdings*                 19,000         1,403
      WellPoint*                                           16,000         1,202
      Zimmer Holdings*                                     16,000         1,244
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                      8,926
--------------------------------------------------------------------------------
   Office Furniture & Fixtures -- 1.4%
      Pitney Bowes                                         29,000         1,337
--------------------------------------------------------------------------------
   TOTAL OFFICE FURNITURE & FIXTURES                                      1,337
--------------------------------------------------------------------------------
   Oil Drilling & Refining -- 2.0%
      Schlumberger Ltd.                                    20,000         1,894
--------------------------------------------------------------------------------
   TOTAL OIL DRILLING & REFINING                                          1,894
--------------------------------------------------------------------------------
   Petroleum & Fuel Products -- 1.4%
      XTO Energy                                           24,000         1,309
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        1,309
--------------------------------------------------------------------------------
   Petroleum Refining -- 2.8%
      Chevron                                              15,000         1,279
      Valero Energy                                        21,000         1,407
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                               2,686
--------------------------------------------------------------------------------
   Printing & Publishing -- 1.5%
      RR Donnelley & Sons                                  33,000         1,395
--------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                                            1,395
--------------------------------------------------------------------------------
   Research & Development -- 1.9%
      Jacobs Engineering Group*                            30,000         1,849
--------------------------------------------------------------------------------
   TOTAL RESEARCH & DEVELOPMENT                                           1,849
--------------------------------------------------------------------------------
   Retail -- 18.2%
      Abercrombie & Fitch, Cl A                            20,000         1,398
      American Eagle Outfitters                            50,000         1,213
      Brinker International                                43,500         1,172
      Darden Restaurants                                   32,000         1,362
      Dick's Sporting Goods*                               24,000         1,350
      GameStop, Cl A*                                      50,000         2,017
      Kohl's*                                              25,000         1,520
      PetSmart                                             42,000         1,358

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                               SHARES        (000)
--------------------------------------------------------------------------------
   Retail -- (continued)
      Polo Ralph Lauren, Cl A                              21,000     $   1,876
      Safeway                                              46,000         1,466
      Target                                               23,000         1,393
      TJX                                                  42,000         1,166
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                          17,291
--------------------------------------------------------------------------------
   Semi-Conductors & Instruments -- 11.1%
      Applied Materials                                    72,000         1,587
         Kla-Tencor                                        27,000         1,533
         Lam Research*                                     27,000         1,562
         MEMC Electronic Materials*                        35,000         2,146
         Nvidia*                                           50,000         2,288
         Texas Instruments                                 40,780         1,435
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                   10,551
--------------------------------------------------------------------------------
   Telephones & Telecommunication -- 2.9%
      Harris                                               27,000         1,482
      Qwest Communications International*                 150,000         1,279
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                   2,761
--------------------------------------------------------------------------------
   Transportation Services -- 2.6%
      Burlington Northern Santa Fe                         15,000         1,232
      Trinity Industries                                   33,000         1,262
--------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                          2,494
--------------------------------------------------------------------------------
   TOTAL COMMON STOCK (COST $76,582)                                     94,319
--------------------------------------------------------------------------------
CASH EQUIVALENT (A) -- 0.9%
      SEI Daily Income Trust Prime Obligations Fund,
         Cl A, 5.330%                                     864,955           865
--------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENT (COST $865)                                        865
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.0% (COST $77,447)                         $  95,184
--------------------------------------------------------------------------------

Percentages are based on net assets of $95,188 (000s).

*     Non-income producing security.

(A)   The rate shown is the 7-day effective yield as of July 31, 2007.

Cl -- Class
Ltd. -- Limited

The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]
SCHEDULE OF INVESTMENTS                                JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

BURKENROAD FUND
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

ENERGY                                         24.0%
INDUSTRIALS                                    19.8%
CONSUMER DISCRETIONARY                         16.5%
FINANCIALS                                     12.2%
MATERIALS                                       8.8%
HEALTH CARE                                     5.0%
INFORMATION TECHNOLOGY                          4.8%
CONSUMER STAPLES                                4.2%
UTILITIES                                       3.9%
CASH EQUIVALENTS                                0.8%

% of Total Portfolio Investments

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                               SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.5%
   Apparel & Textiles -- 1.4%
      Oxford Industries                                    10,000     $     404
--------------------------------------------------------------------------------
   TOTAL APPAREL & TEXTILES                                                 404
--------------------------------------------------------------------------------
   Banks -- 4.4%
      Alabama National Bancorporation                       8,000           427
      IBERIABANK                                            9,000           379
      Midsouth Bancorp                                     10,587           269
      Teche Holding                                         4,000           171
--------------------------------------------------------------------------------
   TOTAL BANKS                                                            1,246
--------------------------------------------------------------------------------
   Building & Construction -- 2.2%
      Lennox International                                 16,000           613
--------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                                            613
--------------------------------------------------------------------------------
   Commercial Services -- 2.9%
      Team*                                                17,000           799
--------------------------------------------------------------------------------
   TOTAL COMMERCIAL SERVICES                                                799
--------------------------------------------------------------------------------
   Computers & Services -- 3.1%
      Arris Group*                                         30,000           445

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                               SHARES        (000)
--------------------------------------------------------------------------------
   Computers & Services -- (continued)
      Dycom Industries*                                    15,000     $     419
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                               864
--------------------------------------------------------------------------------
   Correctional Institutions -- 2.5%
      Geo Group*                                           25,000           692
--------------------------------------------------------------------------------
   TOTAL CORRECTIONAL INSTITUTIONS                                          692
--------------------------------------------------------------------------------
   Drugs -- 1.7%
      Sciele Pharma*                                       20,000           464
--------------------------------------------------------------------------------
   TOTAL DRUGS                                                              464
--------------------------------------------------------------------------------
   Financial Services -- 3.1%
      First Cash Financial Services*                       25,000           545
      SWS Group                                            18,000           317
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                 862
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 2.7%
      National Beverage                                    36,000           360
      Sanderson Farms                                      10,000           399
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                           759
--------------------------------------------------------------------------------
   Forestry -- 1.3%
      Deltic Timber                                         7,000           364
--------------------------------------------------------------------------------
   TOTAL FORESTRY                                                           364
--------------------------------------------------------------------------------
   Gas & Natural Gas -- 2.3%
      EnergySouth                                          14,000           631
--------------------------------------------------------------------------------
   TOTAL GAS & NATURAL GAS                                                  631
--------------------------------------------------------------------------------
   Household Products -- 1.5%
      Tupperware Brands                                    16,000           416
--------------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                                                 416
--------------------------------------------------------------------------------
   Insurance -- 1.7%
      Infinity Property & Casualty                         11,000           484
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                          484
--------------------------------------------------------------------------------
   Leasing & Renting -- 2.9%
      Aaron Rents                                          21,000           486
      Rent-A-Center, Cl A*                                 17,000           330
--------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                                  816
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

BURKENROAD FUND (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                               SHARES        (000)
--------------------------------------------------------------------------------
   Manufacturing -- 3.5%
      Acuity Brands                                        10,000     $     591
      AZZ*                                                 11,000           391
--------------------------------------------------------------------------------
   TOTAL MANUFACTURING                                                      982
--------------------------------------------------------------------------------
   Medical Products & Services -- 3.2%
      Immucor*                                             15,000           467
      Pediatrix Medical Group*                              8,000           432
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                        899
--------------------------------------------------------------------------------
   Metals & Mining -- 6.0%
      CARBO Ceramics                                       10,000           451
      Commercial Metals                                    22,000           678
      Quanex                                               12,000           541
--------------------------------------------------------------------------------
   TOTAL METALS & MINING                                                  1,670
--------------------------------------------------------------------------------
   Paper & Paper Products -- 2.9%
      Neenah Paper                                         11,000           426
      Rock-Tenn, Cl A                                      13,000           399
--------------------------------------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                                             825
--------------------------------------------------------------------------------
   Petroleum & Fuel Products -- 18.6%
      Cabot Oil & Gas                                      16,000           547
      Callon Petroleum*                                    30,000           420
      Denbury Resources*                                   14,000           560
      Dril-Quip*                                           10,000           480
      Gulf Island Fabrication                              18,000           615
      Hornbeck Offshore Services*                          14,000           603
      Mariner Energy*                                      22,000           465
      NATCO Group, Cl A*                                   12,000           555
      PetroHawk Energy*                                    35,000           525
      RPC                                                  34,500           417
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        5,187
--------------------------------------------------------------------------------
   Petroleum Exploration -- 1.6%
      Dawson Geophysical*                                   8,000           437
--------------------------------------------------------------------------------
   TOTAL PETROLEUM EXPLORATION                                              437
--------------------------------------------------------------------------------
   Printing & Publishing -- 1.4%
      Consolidated Graphics*                                6,000           396
--------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                                              396
--------------------------------------------------------------------------------
   Real Estate Investment Trust -- 2.8%
      EastGroup Properties                                 10,000           413
      Parkway Properties                                    9,000           365
--------------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUST                                       778
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                               SHARES        (000)
--------------------------------------------------------------------------------
   Retail -- 12.4%
      CEC Entertainment*                                   11,000     $     325
      Conn's*                                              20,000           507
      Hibbett Sports*                                      20,000           513
      Pool                                                 11,000           370
      Rush Enterprises, Cl A*                              20,000           559
      Sonic*                                               22,000           454
      Stage Stores                                         20,000           357
      Stein Mart                                           35,000           376
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                           3,461
--------------------------------------------------------------------------------
   Semi-Conductors & Instruments -- 1.6%
      Benchmark Electronics*                               20,000           444
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                      444
--------------------------------------------------------------------------------
   Transportation Services -- 5.0%
      Frozen Food Express Industries                       25,000           205
      Gulfmark Offshore*                                   11,000           517
      Kirby*                                               17,000           688
--------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                          1,410
--------------------------------------------------------------------------------
   Utilities -- 3.4%
      Cleco                                                19,000           451
      Powell Industries*                                   15,000           504
--------------------------------------------------------------------------------
   TOTAL UTILITIES                                                          955
--------------------------------------------------------------------------------
   Waste Management Services -- 1.4%
      Darling International*                               46,000           386
--------------------------------------------------------------------------------
   TOTAL WASTE MANAGEMENT SERVICES                                          386
--------------------------------------------------------------------------------
   TOTAL COMMON STOCK (COST $22,436)                                     27,244
--------------------------------------------------------------------------------
CASH EQUIVALENTS (A) -- 0.8%
      Federated Prime Cash Obligations Fund,
         Institutional Class, 5.230%                      121,658           122
      SEI Daily Income Trust Prime Obligations Fund,
         Cl A, 5.330%                                     113,499           113
--------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENTS (COST $235)                                       235
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 98.3% (COST $22,671)                          $  27,479
--------------------------------------------------------------------------------

Percentages are based on net assets of $27,950 (000s).

* Non-income producing security.

(A) The rate shown is the 7-day effective yield as of July 31, 2007.

Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]
STATEMENTS OF ASSETS AND LIABILITIES (000)       AS OF JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                          TREASURY
                                                                                              PRIME      SECURITIES   STRATEGIC
                                                                                          MONEY MARKET  MONEY MARKET   INCOME
                                                                                              FUND          FUND      BOND FUND
                                                                                          ------------  ------------  ---------
ASSETS:
   Investments in securities at value (Cost $24,911, $321,238 and
      $110,827, respectively)                                                               $ 24,911      $ 321,238   $ 108,890
   Repurchase agreements at value (Cost $16,002, $249,016 and $--,
      respectively)                                                                           16,002        249,016          --
   Receivable for dividends and interest receivable                                                2             43       1,179
   Receivable for capital shares sold                                                             --             --         102
   Prepaid expenses                                                                                1              6           2
                                                                                            --------      ---------   ---------
      Total Assets                                                                            40,916        570,303     110,173
                                                                                            --------      ---------   ---------
LIABILITIES:
   Income distribution payable                                                                   195          1,730          --
   Payable due to Administrator                                                                    2             48          10
   Payable due to Investment Advisor                                                               2            175          47
   Payable due to Custodian                                                                        2             26           5
   Payable due to Transfer Agent                                                                   2              5           5
   Shareholder servicing fees payable                                                             --             72           4
   Payable for distribution fees                                                                  --             56          --
   Chief Compliance Officer fees payable                                                          --              3           1
   Payable for capital shares redeemed                                                            --             --          43
   Other accrued expenses                                                                         12            119          27
                                                                                            --------      ---------   ---------
      Total Liabilities                                                                          215          2,234         142
                                                                                            --------      ---------   ---------
   NET ASSETS                                                                               $ 40,701      $ 568,069   $ 110,031
                                                                                            ========      =========   =========
NET ASSETS CONSIST OF:
   Paid-in Capital                                                                          $ 40,701      $ 568,069   $ 112,141
   Undistributed net investment income                                                            --             --           7
   Accumulated net realized loss on investments                                                   --             --        (180)
   Net unrealized depreciation on investments                                                     --             --      (1,937)
                                                                                            --------      ---------   ---------
   NET ASSETS                                                                               $ 40,701      $ 568,069   $ 110,031
                                                                                            ========      =========   =========
Trust Class:
   Net Assets                                                                                    n/a      $ 176,913   $  89,803
   Outstanding Shares of Beneficial Interest (unlimited
      authorization -- no par value)                                                             n/a        176,909       5,981
   Net Asset Value, Offering and Redemption Price Per Share                                      n/a      $    1.00   $   15.01
                                                                                            ========      =========   =========
Institutional Class:
   Net Assets                                                                               $ 40,701            n/a         n/a
   Outstanding Shares of Beneficial Interest (unlimited
      authorization -- no par value)                                                          40,701            n/a         n/a
   Net Asset Value, Offering and Redemption Price Per Share                                 $   1.00            n/a         n/a
                                                                                            ========      =========   =========
Institutional Sweep Class:
   Net Assets                                                                                    n/a      $  90,160         n/a
   Outstanding Shares of Beneficial Interest (unlimited
      authorization -- no par value)                                                             n/a         90,159         n/a
   Net Asset Value, Offering and Redemption Price Per Share                                      n/a      $    1.00         n/a
                                                                                            ========      =========   =========
Class A:
   Net Assets                                                                                    n/a      $ 300,996   $  20,101
   Outstanding Shares of Beneficial Interest (unlimited
      authorization -- no par value)                                                             n/a        301,001       1,341
   Net Asset Value and Redemption Price Per Share                                                n/a      $    1.00   $   14.99
                                                                                            ========      =========   =========
   Maximum Offering Price Per Share ($14.99 / 96.00%)                                            n/a            n/a   $   15.61
                                                                                            ========      =========   =========
Class C:
   Net Assets                                                                                    n/a            n/a   $     127
   Outstanding Shares of Beneficial Interest (unlimited
      authorization -- no par value)                                                             n/a            n/a           8
   Net Asset Value and Offering Price Per Share                                                  n/a            n/a   $   15.07
                                                                                            ========      =========   =========

"n/a" designates that the Fund does not offer this class.

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------

                                                                                             VALUE      GROWTH    BURKENROAD
                                                                                             FUND        FUND        FUND
                                                                                           ---------   --------   ----------
ASSETS:
   Investments in securities at value (Cost $119,640, $77,447, and
     $22,671, respectively)                                                                $ 149,251   $ 95,184   $   27,479
   Receivable for capital shares sold                                                            347        197           76
   Receivable for dividends and interest receivable                                              173         23           41
   Receivable for investment securities sold                                                      --         --          411
   Prepaid Expenses                                                                               16         15           17
                                                                                           ---------   --------   ----------
      Total Assets                                                                           149,787     95,419       28,024
                                                                                           ---------   --------   ----------
LIABILITIES:
   Payable due to Investment Advisor                                                             106         67           19
   Payable for capital shares redeemed                                                            86        119           31
   Payable due to Administrator                                                                   14          9            3
   Shareholder servicing fees payable                                                             14          5            9
   Payable due to Custodian                                                                        9          5            1
   Payable due to Transfer Agent                                                                   5          5            3
   Chief Compliance Officer fees payable                                                           1          1           --
   Payable for distribution fees                                                                   1         --            2
   Other accrued expenses                                                                         32         20            6
                                                                                           ---------   --------   ----------
      Total Liabilities                                                                          268        231           74
                                                                                           ---------   --------   ----------
   NET ASSETS                                                                              $ 149,519   $ 95,188   $   27,950
                                                                                           =========   ========   ==========
NET ASSETS:
   Paid-in-Capital                                                                         $ 107,951   $ 74,222   $   21,737
   Undistributed net investment income/(Accumulated net
      investment income loss)                                                                     17       (136)           3
   Accumulated net realized gain on investments                                               11,940      3,365        1,402
   Net unrealized appreciation on investments                                                 29,611     17,737        4,808
                                                                                           ---------   --------   ----------
   NET ASSETS                                                                              $ 149,519   $ 95,188   $   27,950
                                                                                           =========   ========   ==========
Trust Class Shares:
   Net Assets                                                                              $  84,621   $ 54,092          n/a
   Outstanding Shares of Beneficial Interest (unlimited
      authorization -- no par value)                                                           3,141      2,823          n/a
   Net Asset Value, Offering and Redemption Price Per Share                                $   26.94   $  19.16          n/a
                                                                                           =========   ========   ==========
Class A Shares:
   Net Assets                                                                              $  62,852   $ 40,671   $   20,855
   Outstanding Shares of Beneficial Interest (unlimited
      authorization -- no par value)                                                           2,340      2,158          659
   Net Asset Value, Offering and Redemption Price Per Share                                $   26.86   $  18.85   $    31.64
                                                                                           =========   ========   ==========
   Maximum Offering Price Per Share ($26.86, $18.85
      and $31.64 / 94.75%, respectively)                                                   $   28.35   $  19.89   $    33.39
                                                                                           =========   ========   ==========
Class C Shares:
   Net Assets                                                                              $   2,046   $    425          n/a
   Outstanding Shares of Beneficial Interest (unlimited
      authorization -- no par value)                                                              77         24          n/a
   Net Asset Value, Offering and Redemption Price Per Share                                $   26.41   $  17.85          n/a
                                                                                           =========   ========   ==========
Class D Shares:
   Net Assets                                                                                    n/a        n/a   $    7,095
   Outstanding Shares of Beneficial Interest (unlimited authorization --
      no par value)                                                                              n/a        n/a          227
   Net Asset Value, Offering and Redemption Price Per Share                                      n/a        n/a   $    31.32
                                                                                           =========   ========   ==========

"n/a" designates that the Fund does not offer this class.

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS (000)                                    [LOGO OMITTED]
                              FOR THE SIX MONTHS ENDED JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  TREASURY
                                                                  SECURITIES  STRATEGIC
                                                   PRIME MONEY  MONEY MARKET   INCOME      VALUE     GROWTH   BURKENROAD
                                                   MARKET FUND      FUND      BOND FUND    FUND       FUND       FUND
                                                   -----------  ------------  ---------  ---------  --------  -----------
INVESTMENT INCOME:
   Interest income                                   $ 1,226      $ 14,523     $ 2,509   $      --   $   --     $    --
   Dividend income                                        --            --         149       1,358      291         164
                                                     -------      --------     -------   ---------   ------     -------
   TOTAL INVESTMENT INCOME                             1,226        14,523       2,658       1,358      291         164
                                                     -------      --------     -------   ---------   ------     -------

EXPENSES:
   Investment advisory fees                               46         1,133         319         586      371         133
   Administration fees                                    14           288          54          74       47          14
   Shareholder servicing fees -
      Institutional Sweep Class                          n/a           122         n/a         n/a      n/a         n/a
   Shareholder servicing fees - Class A                  n/a           341          24          75       48          26
   Shareholder servicing fees - Class C                  n/a           n/a          --           2        1         n/a
   Shareholder servicing fees - Class D                  n/a           n/a         n/a         n/a      n/a           9
   12b-1 fees - Class A                                  n/a           341          --          --       --          --
   12b-1 fees - Class C                                  n/a           n/a          --           6        2         n/a
   12b-1 fees - Class D                                  n/a           n/a         n/a         n/a      n/a           9
   Trustees' fees                                          1            13           3           3        2           1
   Chief Compliance Officer fees                           1             8           2           2        1          --
   Transfer agent fees                                     9            29          28          29       29          19
   Custodian fees                                          7            85          16          22       14           4
   Professional fees                                       6            80          13          19       11           3
   Printing fees                                           2            24           4           6        4           2
   Registration fees                                       2            13           2          20       14          13
   Insurance and other expenses                            1            28           9           3        2           1
                                                     -------      --------     -------   ---------   ------     -------
   Total Expenses                                         89         2,505         474         847      546         234
   Less: Investment advisory fees waived                 (36)          (57)        (51)         --       --         (28)
                                                     -------      --------     -------   ---------   ------     -------
   TOTAL NET EXPENSES                                     53         2,448         423         847      546         206
                                                     -------      --------     -------   ---------   ------     -------
   NET INVESTMENT INCOME (LOSS)                        1,173        12,075       2,235         511     (255)        (42)
                                                     -------      --------     -------   ---------   ------     -------
   Net realized gain from security
      transactions                                        --            --          --       7,150    2,740       1,867
   Net change in unrealized appreciation
      (depreciation) on investments                       --            --        (557)     (2,997)   2,522      (1,580)
                                                     -------      --------     -------   ---------   ------     -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS                                      --            --        (557)      4,153    5,262         287
                                                     -------      --------     -------   ---------   ------     -------
   INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                $ 1,173      $ 12,075     $ 1,678   $   4,664   $5,007     $   245
                                                     =======      ========     =======   =========   ======     =======

"n/a" designates that the Fund does not offer this class.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------

                                                                                      PRIME MONEY          TREASURY SECURITIES
                                                                                      MARKET FUND           MONEY MARKET FUND
                                                                               ------------------------  ------------------------
                                                                                 02/01/07    02/01/06*    02/01/07      02/01/06
                                                                               TO 07/31/07  TO 01/31/07  TO 07/31/07  TO 01/31/07
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                $     1,173  $     1,525  $    12,075  $    17,109
   Net realized gain (loss) from security transactions                                  --           --           --           --
   Net change in unrealized appreciation (depreciation) on investments                  --           --           --           --
                                                                               -----------  -----------  -----------  -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              1,173        1,525       12,075       17,109
                                                                               -----------  -----------  -----------  -----------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                                                                n/a          n/a       (4,456)      (6,003)
     Institutional Class Shares                                                     (1,173)      (1,525)         n/a          n/a
     Institutional Sweep Class Shares                                                  n/a          n/a       (2,108)      (4,030)
     Class A Shares                                                                    n/a          n/a       (5,511)      (7,076)
     Class C Shares                                                                    n/a          n/a          n/a          n/a
   Realized Capital Gains:
     Trust Class Shares                                                                 --           --           --           --
     Class A Shares                                                                    n/a          n/a           --           --
     Class C Shares                                                                    n/a          n/a          n/a          n/a
                                                                               -----------  -----------  -----------  -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS                                                (1,173)      (1,525)     (12,075)     (17,109)
                                                                               -----------  -----------  -----------  -----------
CAPITAL SHARE TRANSACTIONS (1):
     Trust Class Shares:
       Shares issued                                                                   n/a          n/a      204,606      369,748
       Shares reinvested                                                               n/a          n/a          105          151
       Shares redeemed                                                                 n/a          n/a     (199,238)    (337,441)
                                                                               -----------  -----------  -----------  -----------
     TOTAL TRUST CLASS SHARES TRANSACTIONS                                             n/a          n/a        5,473       32,458
                                                                               -----------  -----------  -----------  -----------
     Institutional Class Shares:
       Shares issued                                                                29,632       67,519          n/a          n/a
       Shares reinvested                                                                --           --          n/a          n/a
       Shares redeemed                                                             (23,815)     (32,635)         n/a          n/a
                                                                               -----------  -----------  -----------  -----------
     TOTAL INSTITUTIONAL CLASS SHARES TRANSACTIONS                                   5,817       34,884          n/a          n/a
                                                                               -----------  -----------  -----------  -----------
     Institutional Sweep Class Shares:
       Shares issued                                                                   n/a          n/a      426,205      959,590
       Shares reinvested                                                               n/a          n/a          144          245
       Shares redeemed                                                                 n/a          n/a     (479,170)    (959,425)
                                                                               -----------  -----------  -----------  -----------
     TOTAL INSTITUTIONAL SWEEP CLASS SHARES TRANSACTIONS                               n/a          n/a      (52,821)         410
                                                                               -----------  -----------  -----------  -----------
     Class A Shares:
       Shares issued                                                                   n/a          n/a      446,702      612,453
       Shares reinvested                                                               n/a          n/a          680        1,071
       Shares redeemed                                                                 n/a          n/a     (426,757)    (477,143)
                                                                               -----------  -----------  -----------  -----------
     TOTAL CLASS A SHARES TRANSACTIONS                                                 n/a          n/a       20,625      136,381
                                                                               -----------  -----------  -----------  -----------
     Class C Shares:
       Shares issued                                                                   n/a          n/a          n/a          n/a
       Shares reinvested                                                               n/a          n/a          n/a          n/a
       Shares redeemed                                                                 n/a          n/a          n/a          n/a
                                                                               -----------  -----------  -----------  -----------
     TOTAL CLASS C SHARES TRANSACTIONS                                                 n/a          n/a          n/a          n/a
                                                                               -----------  -----------  -----------  -----------
     Redemption Fees                                                                   n/a          n/a          n/a          n/a
                                                                               -----------  -----------  -----------  -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS         5,817       34,884      (26,723)     169,249
                                                                               -----------  -----------  -----------  -----------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                                       5,817       34,884      (26,723)     169,249
                                                                               -----------  -----------  -----------  -----------
NET ASSETS:
   Beginning of period                                                              34,884           --      594,792      425,543
                                                                               -----------  -----------  -----------  -----------
   End of period                                                               $    40,701  $    34,884  $   568,069  $   594,792
                                                                               ===========  ===========  ===========  ===========
   Undistributed net investment income/Accumulated net investment loss         $        --  $        --  $        --  $        --
                                                                               ===========  ===========  ===========  ===========

(1) For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

*     Commenced operations on February 1, 2006.

"n/a" designates that the Fund does not offer this class.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                  [LOGO OMITTED]
           FOR THE SIX MONTHS ENDED JULY 31, 2007 (UNAUDITED) AND THE YEAR ENDED
                                                                JANUARY 31, 2007
--------------------------------------------------------------------------------

                                                                                   STRATEGIC INCOME
                                                                                       BOND FUND                VALUE FUND
                                                                               ------------------------  ------------------------
                                                                                 02/01/07     02/01/06     02/01/07     02/01/06
                                                                               TO 07/31/07  TO 01/31/07  TO 07/31/07  TO 01/31/07
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                $     2,235  $     3,945  $       511  $     1,074
   Net realized gain (loss) from security transactions                                  --          (17)       7,150       12,422
   Net change in unrealized appreciation (depreciation) on investments                (557)        (103)      (2,997)       3,251
                                                                               -----------  -----------  -----------  -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              1,678        3,825        4,664       16,747
                                                                               -----------  -----------  -----------  -----------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                                                             (1,855)      (3,409)        (346)        (697)
     Institutional Class Shares                                                        n/a          n/a          n/a          n/a
     Institutional Sweep Class Shares                                                  n/a          n/a          n/a          n/a
     Class A Shares                                                                   (383)        (558)        (176)        (328)
     Class C Shares                                                                     (2)          (4)          --           (1)
   Realized Capital Gains:
     Trust Class Shares                                                                 --           --           --       (4,606)
     Class A Shares                                                                     --           --           --       (3,045)
     Class C Shares                                                                     --           --           --          (68)
                                                                               -----------  -----------  -----------  -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS                                                (2,240)      (3,971)        (522)      (8,745)
                                                                               -----------  -----------  -----------  -----------
CAPITAL SHARE TRANSACTIONS (1):
     Trust Class Shares:
       Shares issued                                                                 9,899       24,153       33,423       20,377
       Shares reinvested                                                               353          530           86        3,182
       Shares redeemed                                                              (7,842)     (14,063)     (32,390)     (16,237)
                                                                               -----------  -----------  -----------  -----------
     TOTAL TRUST CLASS SHARES TRANSACTIONS                                           2,410       10,620        1,119        7,322
                                                                               -----------  -----------  -----------  -----------
     Institutional Class Shares:
       Shares issued                                                                   n/a          n/a          n/a          n/a
       Shares reinvested                                                               n/a          n/a          n/a          n/a
       Shares redeemed                                                                 n/a          n/a          n/a          n/a
                                                                               -----------  -----------  -----------  -----------
     TOTAL INSTITUTIONAL CLASS SHARES TRANSACTIONS                                     n/a          n/a          n/a          n/a
                                                                               -----------  -----------  -----------  -----------
     Institutional Sweep Class Shares:
       Shares issued                                                                   n/a          n/a          n/a          n/a
       Shares reinvested                                                               n/a          n/a          n/a          n/a
       Shares redeemed                                                                 n/a          n/a          n/a          n/a
                                                                               -----------  -----------  -----------  -----------
     TOTAL INSTITUTIONAL SWEEP CLASS SHARES TRANSACTIONS                               n/a          n/a          n/a          n/a
                                                                               -----------  -----------  -----------  -----------
     Class A Shares:
       Shares issued                                                                 5,319        6,708       13,155       21,301
       Shares reinvested                                                               377          553          170        3,303
       Shares redeemed                                                              (2,453)      (2,919)      (7,072)      (7,518)
                                                                               -----------  -----------  -----------  -----------
     TOTAL CLASS A SHARES TRANSACTIONS                                               3,243        4,342        6,253       17,086
                                                                               -----------  -----------  -----------  -----------
     Class C Shares:
       Shares issued                                                                    15           57        1,187          623
       Shares reinvested                                                                 1            3           --           67
       Shares redeemed                                                                  --          (77)        (319)        (337)
                                                                               -----------  -----------  -----------  -----------
     TOTAL CLASS C SHARES TRANSACTIONS                                                  16          (17)         868          353
                                                                               -----------  -----------  -----------  -----------
     Redemption Fees                                                                    --           --            2           --
                                                                               -----------  -----------  -----------  -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS         5,669       14,945        8,242       24,761
                                                                               -----------  -----------  -----------  -----------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                                       5,107       14,799       12,384       32,763
                                                                               -----------  -----------  -----------  -----------
NET ASSETS:
   Beginning of period                                                             104,924       90,125      137,135      104,372
                                                                               -----------  -----------  -----------  -----------
   End of period                                                               $   110,031  $   104,924  $   149,519  $   137,135
                                                                               ===========  ===========  ===========  ===========
   Undistributed net investment income/Accumulated net investment loss         $         7  $        12  $        17  $        28
                                                                               ===========  ===========  ===========  ===========

                                                                                      GROWTH FUND
                                                                               -------------------------
                                                                                02/01/07       02/01/06
                                                                               TO 07/31/07   TO 01/31/07
--------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                $      (255)  $      (301)
   Net realized gain (loss) from security transactions                               2,740         6,485
   Net change in unrealized appreciation (depreciation) on investments               2,522        (4,120)
                                                                               -----------   -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              5,007         2,064
                                                                               -----------   -----------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                                                                 --            --
     Institutional Class Shares                                                        n/a           n/a
     Institutional Sweep Class Shares                                                  n/a           n/a
     Class A Shares                                                                     --            --
     Class C Shares                                                                     --            --
   Realized Capital Gains:
     Trust Class Shares                                                                 --        (5,958)
     Class A Shares                                                                     --        (4,143)
     Class C Shares                                                                     --           (64)
                                                                               -----------   -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS                                                    --       (10,165)
                                                                               -----------   -----------
CAPITAL SHARE TRANSACTIONS (1):
     Trust Class Shares:
       Shares issued                                                                22,055        14,200
       Shares reinvested                                                                --         3,939
       Shares redeemed                                                             (22,620)       (9,082)
                                                                               -----------   -----------
     TOTAL TRUST CLASS SHARES TRANSACTIONS                                            (565)        9,057
                                                                               -----------   -----------
     Institutional Class Shares:
       Shares issued                                                                   n/a           n/a
       Shares reinvested                                                               n/a           n/a
       Shares redeemed                                                                 n/a           n/a
                                                                               -----------   -----------
     TOTAL INSTITUTIONAL CLASS SHARES TRANSACTIONS                                     n/a           n/a
                                                                               -----------   -----------
     Institutional Sweep Class Shares:
       Shares issued                                                                   n/a           n/a
       Shares reinvested                                                               n/a           n/a
       Shares redeemed                                                                 n/a           n/a
                                                                               -----------   -----------
     TOTAL INSTITUTIONAL SWEEP CLASS SHARES TRANSACTIONS                               n/a           n/a
                                                                               -----------   -----------
     Class A Shares:
       Shares issued                                                                 6,705        11,711
       Shares reinvested                                                                --         4,105
       Shares redeemed                                                              (3,364)       (5,583)
                                                                               -----------   -----------
     TOTAL CLASS A SHARES TRANSACTIONS                                               3,341        10,233
                                                                               -----------   -----------
     Class C Shares:
       Shares issued                                                                    43           155
       Shares reinvested                                                                --            61
       Shares redeemed                                                                 (97)         (243)
                                                                               -----------   -----------
     TOTAL CLASS C SHARES TRANSACTIONS                                                 (54)          (27)
                                                                               -----------   -----------
     Redemption Fees                                                                    --            --
                                                                               -----------   -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS         2,722        19,263
                                                                               -----------   -----------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                                       7,729        11,162
                                                                               -----------   -----------
NET ASSETS:
   Beginning of period                                                              87,459        76,297
                                                                               -----------   -----------
   End of period                                                               $    95,188   $    87,459
                                                                               ===========   ===========
   Undistributed net investment income/Accumulated net investment loss         $      (136)  $      (248)
                                                                               ===========   ===========

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JULY 31, 2007 (UNAUDITED) AND THE YEAR ENDED JANUARY 31, 2007

                                                                                 BURKENROAD
                                                                                    FUND
                                                                          -------------------------
                                                                            02/01/07      02/01/06
                                                                          TO 07/31/07   TO 01/31/07
---------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment loss                                                     $    (42)     $    (91)
   Net realized gain from security transactions                               1,867            86
   Net change in unrealized appreciation (depreciation) on investments       (1,580)        1,683
                                                                           --------      --------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         245         1,678
                                                                           --------      --------
CAPITAL SHARE TRANSACTIONS (1):
     Class A Shares:
       Shares issued                                                          3,829         7,209
       Shares redeemed                                                       (2,126)       (2,821)
                                                                           --------      --------
     TOTAL CLASS A SHARES TRANSACTIONS                                        1,703         4,388
                                                                           --------      --------
     Class D Shares:
       Shares issued                                                            443         2,179
       Shares redeemed                                                         (579)       (1,647)
                                                                           --------      --------
     TOTAL CLASS D SHARES TRANSACTIONS                                         (136)          532
                                                                           --------      --------
     Redemption Fees                                                              3            10
                                                                           --------      --------
     TOTAL INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS             1,570         4,930
                                                                           --------      --------
       TOTAL INCREASE IN NET ASSETS                                           1,815         6,608
                                                                           --------      --------
NET ASSETS:
   Beginning of period                                                       26,135        19,527
                                                                           --------      --------
   End of period                                                           $ 27,950      $ 26,135
                                                                           ========      ========

   Undistributed net investment income/Accumulated net investment loss     $      3      $    (94)
                                                                           ========      ========

(1) For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                      This page intentionally left blank.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED JULY 31, 2007 (UNAUDITED) AND THE YEAR ENDED
JANUARY 31,

                            NET ASSET               NET REALIZED      TOTAL    DIVIDENDS   DISTRIBUTIONS      TOTAL      NET ASSET
                              VALUE,       NET     AND UNREALIZED     FROM      FROM NET       FROM         DIVIDENDS      VALUE,
                            BEGINNING  INVESTMENT  GAINS (LOSSES)  INVESTMENT  INVESTMENT  NET REALIZED       AND         END OF
                            OF PERIOD    INCOME    ON INVESTMENTS  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
2007*                         $1.00      $0.03          $ --         $0.03       $(0.03)       $  --         $(0.03)       $1.00
2007#                          1.00       0.05            --          0.05        (0.05)          --          (0.05)        1.00

*    All ratios for the period have been annualized.

# Commenced operations on February 1, 2006. All ratios for the period have been annualized.

+    Total return is for the period indicated and has not been annualized.

Amounts designated as "--" are $0.

    The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]
                                                                   JULY 31, 2007
--------------------------------------------------------------------------------

                                                                                   RATIO OF
                                                                    RATIO OF     EXPENSES TO
                                                     RATIO OF    NET INVESTMENT    AVERAGE
                                       NET ASSETS,  EXPENSES TO      INCOME       NET ASSETS  PORTFOLIO
                              TOTAL      END OF      AVERAGE       TO AVERAGE     (EXCLUDING   TURNOVER
                             RETURN+  PERIOD (000)  NET ASSETS     NET ASSETS      WAIVERS)      RATE
-------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
2007*                         2.56%      $40,701       0.23%          5.11%         0.39%        n/a
2007#                         5.00        34,884       0.23           4.92          0.50         n/a

--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE SIX MONTHS ENDED JULY 31, 2007 (UNAUDITED) AND THE YEARS ENDED
JANUARY 31,

                      NET ASSET                 NET REALIZED      TOTAL       DIVIDENDS   DISTRIBUTIONS       TOTAL       NET ASSET
                        VALUE,       NET       AND UNREALIZED      FROM       FROM NET        FROM          DIVIDENDS       VALUE,
                      BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT   NET REALIZED         AND          END OF
                      OF PERIOD     INCOME     ON INVESTMENTS   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2007*                   $1.00       $0.02           $ --          $0.02       $(0.02)         $ --           $(0.02)        $1.00
2007                     1.00        0.04             --           0.04        (0.04)           --            (0.04)         1.00
2006                     1.00        0.03             --           0.03        (0.03)           --            (0.03)         1.00
2005                     1.00        0.01             --           0.01        (0.01)           --            (0.01)         1.00
2004                     1.00          --(1)          --             --(1)        --(1)         --               --(1)       1.00
2003                     1.00        0.01             --           0.01        (0.01)           --            (0.01)         1.00
INSTITUTIONAL SWEEP CLASS SHARES
2007*                   $1.00       $0.02           $ --          $0.02       $(0.02)         $ --           $(0.02)        $1.00
2007                     1.00        0.04             --           0.04        (0.04)           --            (0.04)         1.00
2006                     1.00        0.02             --           0.02        (0.02)           --            (0.02)         1.00
2005                     1.00        0.01             --           0.01        (0.01)           --            (0.01)         1.00
2004                     1.00          --(1)          --             --(1)        --(1)         --               --(1)       1.00
2003                     1.00        0.01             --           0.01        (0.01)           --            (0.01)         1.00
CLASS A SHARES
2007*                   $1.00       $0.02           $ --          $0.02       $(0.02)         $ --           $(0.02)        $1.00
2007                     1.00        0.04             --           0.04        (0.04)           --            (0.04)         1.00
2006                     1.00        0.02             --           0.02        (0.02)           --            (0.02)         1.00
2005                     1.00          --(1)          --             --(1)        --(1)         --               --(1)       1.00
2004                     1.00          --(1)          --             --(1)        --(1)         --               --(1)       1.00
2003                     1.00        0.01             --           0.01        (0.01)           --            (0.01)         1.00

*     All ratios for the period have been annualized.

(1)   Amounts represent less than $0.01 per share.

Amounts designated as "--" are $0.

    The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]
                                                                   JULY 31, 2007
--------------------------------------------------------------------------------

                                                                                                        RATIO OF
                                                                                        RATIO OF      EXPENSES TO
                                                                         RATIO OF    NET INVESTMENT     AVERAGE
                                                        NET ASSETS,    EXPENSES TO       INCOME        NET ASSETS   PORTFOLIO
                                               TOTAL       END OF        AVERAGE       TO AVERAGE      (EXCLUDING    TURNOVER
                                              RETURN*   PERIOD (000)    NET ASSETS     NET ASSETS       WAIVERS)       RATE
------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2007*                                          2.27%      $176,913        0.58%           4.54%           0.60%        n/a
2007                                           4.44        171,440        0.58            4.37            0.64         n/a
2006                                           2.68        138,982        0.58            2.68            0.65         n/a
2005                                           0.82        165,510        0.58            0.85            0.64         n/a
2004                                           0.47         79,867        0.58            0.48            0.68         n/a
2003                                           1.06         95,974        0.58            1.07            0.64         n/a
INSTITUTIONAL SWEEP CLASS SHARES
2007*                                          2.15%      $ 90,160        0.83%           4.31%           0.85%        n/a
2007                                           4.18        142,981        0.83            4.08            0.89         n/a
2006                                           2.42        142,571        0.83            2.42            0.90         n/a
2005                                           0.56        136,022        0.83            0.64            0.89         n/a
2004                                           0.22         48,082        0.83            0.23            0.93         n/a
2003                                           0.81         74,704        0.83            0.81            0.89         n/a
CLASS A SHARES
2007*                                          2.02%      $300,996        1.08%           4.04%           1.10%        n/a
2007                                           3.92        280,371        1.08            3.90            1.14         n/a
2006                                           2.17        143,990        1.08            2.15            1.15         n/a
2005                                           0.37        112,162        1.03            0.43            1.14         n/a
2004                                           0.07        105,234        0.98            0.07            1.08         n/a
2003                                           0.56         56,923        1.08            0.54            1.14         n/a

--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED JULY 31, 2007 (UNAUDITED) AND THE YEARS ENDED
JANUARY 31,

                  NET ASSET                 NET REALIZED       TOTAL      DIVIDENDS   DISTRIBUTIONS       TOTAL
                    VALUE,        NET      AND UNREALIZED      FROM       FROM NET        FROM         DIVIDENDS
                  BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT   NET REALIZED        AND         REDEMPTION
                  OF PERIOD     INCOME     ON INVESTMENTS   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS      FEES
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2007**+            $ 15.09      $ 0.32        $ (0.08)        $ 0.24      $ (0.32)       $    --         $ (0.32)       $  --
2007+                15.12        0.62          (0.03)          0.59        (0.62)            --           (0.62)         n/a
2006+                15.52        0.55          (0.40)          0.15        (0.55)            --           (0.55)         n/a
2005+                15.86        0.51          (0.23)          0.28        (0.52)         (0.10)          (0.62)         n/a
2004+                15.98        0.60          (0.11)          0.49        (0.61)            --           (0.61)         n/a
2003                 15.56        0.75           0.43           1.18        (0.75)         (0.01)          (0.76)         n/a
CLASS A SHARES
2007**+            $ 15.07      $ 0.30        $ (0.08)        $ 0.22      $ (0.30)       $    --         $ (0.30)       $  --
2007+                15.10        0.58          (0.03)          0.55        (0.58)            --           (0.58)         n/a
2006+                15.50        0.52          (0.40)          0.12        (0.52)            --           (0.52)         n/a
2005+                15.84        0.47          (0.23)          0.24        (0.48)         (0.10)          (0.58)         n/a
2004+                15.96        0.56          (0.11)          0.45        (0.57)            --           (0.57)         n/a
2003                 15.55        0.71           0.42           1.13        (0.71)         (0.01)          (0.72)         n/a
CLASS C SHARES
2007**+            $ 15.15      $ 0.24        $ (0.08)        $ 0.16      $ (0.24)       $    --         $ (0.24)       $  --
2007+                15.14        0.47           0.01           0.48        (0.47)            --           (0.47)          --
2006+                15.54        0.40          (0.40)            --        (0.40)            --           (0.40)          --
2005+                15.88        0.36          (0.24)          0.12        (0.36)         (0.10)          (0.46)          --
2004+                16.00        0.45          (0.12)          0.33        (0.45)            --           (0.45)          --
2003                 15.58        0.52           0.52           1.04        (0.61)         (0.01)          (0.62)          --

 +    Per share data calculated using average shares method.

 *    Total return excludes applicable sales charges.

**    All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]
                                                                   JULY 31, 2007
--------------------------------------------------------------------------------

                                                                                                   RATIO OF
                                                                                   RATIO OF      EXPENSES TO
                             NET ASSET                             RATIO OF     NET INVESTMENT     AVERAGE
                               VALUE,              NET ASSETS,    EXPENSES TO       INCOME       NET ASSETS    PORTFOLIO
                               END OF     TOTAL       END OF        AVERAGE       TO AVERAGE     (EXCLUDING    TURNOVER
                               PERIOD    RETURN*   PERIOD (000)   NET ASSETS      NET ASSETS      WAIVERS)       RATE
-------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND
-------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2007**+                       $ 15.01     1.58%      $ 89,803        0.75%           4.26%          0.85%          4%
2007+                           15.09     4.00         87,835        0.75            4.12           0.89          19
2006+                           15.12     1.02         77,340        0.75            3.60           0.91          18
2005+                           15.52     1.83         67,849        0.75            3.28           0.93          45
2004+                           15.86     3.14         53,621        0.75            3.76           0.93          23
2003                            15.98     7.76         48,400        0.75            4.77           0.91          33
CLASS A SHARES
2007**+                       $ 14.99     1.46%      $ 20,101        1.00%           4.01%          1.10%          4%
2007+                           15.07     3.75         16,977        1.00            3.88           1.14          19
2006+                           15.10     0.77         12,656        1.00            3.37           1.16          18
2005+                           15.50     1.58          8,028        1.00            3.03           1.18          45
2004+                           15.84     2.89          5,824        1.00            3.50           1.18          23
2003                            15.96     7.46          4,643        1.00            4.34           1.16          33
CLASS C SHARES
2007**+                       $ 15.07     1.08%      $    127        1.75%           3.26%          1.85%          4%
2007+                           15.15     3.23            112        1.75            3.12           1.89          19
2006+                           15.14     0.01            129        1.75            2.61           1.91          18
2005+                           15.54     0.80            120        1.75            2.28           1.93          45
2004+                           15.88     2.12            112        1.75            2.79           1.93          23
2003                            16.00     6.77             39        1.75            3.62           1.91          33

--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE SIX MONTHS ENDED JULY 31, 2007 (UNAUDITED) AND THE YEARS ENDED
JANUARY 31,

                  NET ASSET                    NET REALIZED       TOTAL      DIVIDENDS   DISTRIBUTIONS       TOTAL
                    VALUE,         NET        AND UNREALIZED      FROM       FROM NET         FROM         DIVIDENDS
                  BEGINNING     INVESTMENT    GAINS (LOSSES)   INVESTMENT   INVESTMENT   NET REALIZED         AND        REDEMPTION
                  OF PERIOD   INCOME (LOSS)   ON INVESTMENTS   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2007**+            $ 26.12       $  0.11         $  0.82         $ 0.93      $ (0.11)      $     --         $ (0.11)       $  --
2007+                24.37          0.26            3.32           3.58        (0.24)         (1.59)          (1.83)         n/a
2006+                22.51          0.28            3.58           3.86        (0.28)         (1.72)          (2.00)         n/a
2005+                19.20          0.14            3.81           3.95        (0.15)         (0.49)          (0.64)         n/a
2004+                14.60          0.16            4.60           4.76        (0.16)            --           (0.16)         n/a
2003                 16.31          0.13           (1.71)         (1.58)       (0.13)            --           (0.13)         n/a
CLASS A SHARES
2007**+            $ 26.04       $  0.08         $  0.82         $ 0.90      $ (0.08)      $     --         $ (0.08)       $  --
2007+                24.31          0.20            3.30           3.50        (0.18)         (1.59)          (1.77)         n/a
2006+                22.46          0.21            3.58           3.79        (0.22)         (1.72)          (1.94)         n/a
2005+                19.16          0.09            3.80           3.89        (0.10)         (0.49)          (0.59)         n/a
2004+                14.58          0.12            4.58           4.70        (0.12)            --           (0.12)         n/a
2003                 16.29          0.10           (1.71)         (1.61)       (0.10)            --           (0.10)         n/a
CLASS C SHARES
2007**+            $ 25.60       $ (0.03)        $  0.81         $ 0.78      $    --       $     --         $    --        $  --
2007+                23.95          0.01            3.26           3.27        (0.03)         (1.59)          (1.62)          --
2006+                22.18          0.04            3.53           3.57        (0.08)         (1.72)          (1.80)          --
2005+                19.00         (0.06)           3.75           3.69        (0.02)         (0.49)          (0.51)          --
2004+                14.48         (0.01)           4.56           4.55        (0.03)            --           (0.03)          --
2003                 16.21          0.08           (1.80)         (1.72)       (0.01)            --           (0.01)          --

+     Per share data calculated using average shares method.

*     Total return excludes applicable sales charges.

**    All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]
                                                                   JULY 31, 2007
--------------------------------------------------------------------------------

                                                                         RATIO OF      RATIO OF EXPENSES
                  NET ASSET                              RATIO OF     NET INVESTMENT       TO AVERAGE
                    VALUE,               NET ASSETS,    EXPENSES TO    INCOME (LOSS)       NET ASSETS      PORTFOLIO
                    END OF     TOTAL        END OF        AVERAGE       TO AVERAGE         (EXCLUDING       TURNOVER
                    PERIOD    RETURN*    PERIOD (000)   NET ASSETS      NET ASSETS          WAIVERS)          RATE
---------------------------------------------------------------------------------------------------------------------
VALUE FUND
---------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2007**+            $ 26.94      3.56%      $ 84,621        1.04%           0.81%             1.04%            27%
2007+                26.12     14.83         80,965        1.08            1.02              1.08             64
2006+                24.37     17.52         68,633        1.09            1.18              1.09             77
2005+                22.51     20.64         58,016        1.10            0.70              1.11             65
2004+                19.20     32.73         49,609        1.07            0.96              1.13             79
2003                 14.60     (9.72)        34,109        1.00            0.82              1.10             71
CLASS A SHARES
2007**+            $ 26.86      3.45%      $ 62,852        1.29%           0.56%             1.29%            27%
2007+                26.04     14.52         55,007        1.33            0.77              1.33             64
2006+                24.31     17.24         34,985        1.34            0.88              1.34             77
2005+                22.46     20.36         19,557        1.35            0.46              1.36             65
2004+                19.16     32.34          9,356        1.32            0.70              1.38             79
2003                 14.58     (9.90)         3,967        1.25            0.60              1.35             71
CLASS C SHARES
2007**+            $ 26.41      3.17%      $  2,046        2.04%          (0.22)%            2.04%            27%
2007+                25.60     13.72          1,163        2.08            0.03              2.08             64
2006+                23.95     16.37            754        2.09            0.17              2.09             77
2005+                22.18     19.42            535        2.10           (0.31)             2.11             65
2004+                19.00     31.45            178        2.07           (0.08)             2.13             79
2003                 14.48    (10.62)            43        2.00           (0.10)             2.10             71

--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE SIX MONTHS ENDED JULY 31, 2007 (UNAUDITED) AND THE YEARS ENDED
JANUARY 31,

                     NET ASSET                 NET REALIZED      TOTAL       DIVIDENDS   DISTRIBUTIONS       TOTAL
                       VALUE,        NET      AND UNREALIZED      FROM       FROM NET         FROM         DIVIDENDS
                     BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT    NET REALIZED        AND        REDEMPTION
                     OF PERIOD      LOSS      ON INVESTMENTS   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS      FEES
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2007**+                $18.11      $(0.04)        $ 1.09         $ 1.05        $ --         $   --          $   --          $ --
2007+                   20.13       (0.05)          0.44           0.39          --          (2.41)          (2.41)          n/a
2006+                   16.52       (0.08)          3.86           3.78          --          (0.17)          (0.17)          n/a
2005+                   14.74       (0.05)          1.83           1.78          --             --              --           n/a
2004+                   10.71       (0.09)          4.12           4.03          --             --              --           n/a
2003+                   13.31       (0.08)         (2.52)         (2.60)         --             --              --           n/a
CLASS A SHARES
2007**+                $17.83      $(0.06)        $ 1.08         $ 1.02        $ --         $   --          $   --          $ --
2007+                   19.91       (0.10)          0.43           0.33          --          (2.41)          (2.41)          n/a
2006+                   16.38       (0.12)          3.82           3.70          --          (0.17)          (0.17)          n/a
2005+                   14.66       (0.09)          1.81           1.72          --             --              --           n/a
2004+                   10.67       (0.13)          4.12           3.99          --             --              --           n/a
2003+                   13.31       (0.11)         (2.53)         (2.64)         --             --              --           n/a
CLASS C SHARES
2007**+                $16.95      $(0.13)        $ 1.03         $ 0.90        $ --         $   --          $   --          $ --
2007+                   19.18       (0.23)          0.41           0.18          --          (2.41)          (2.41)           --
2006+                   15.91       (0.25)          3.69           3.44          --          (0.17)          (0.17)           --
2005+                   14.34       (0.19)          1.76           1.57          --             --              --            --
2004+                   10.52       (0.22)          4.04           3.82          --             --              --            --
2003+                   13.20       (0.19)         (2.49)         (2.68)         --             --              --            --

+     Per share data calculated using average shares method.

*     Total return excludes applicable sales charges.

**    All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]
                                                                   JULY 31, 2007
--------------------------------------------------------------------------------

                                                                                           RATIO OF
                                                                           RATIO OF      EXPENSES TO
                     NET ASSET                              RATIO OF    NET INVESTMENT     AVERAGE
                       VALUE,               NET ASSETS,   EXPENSES TO        LOSS         NET ASSETS   PORTFOLIO
                       END OF     TOTAL       END OF        AVERAGE       TO AVERAGE      (EXCLUDING    TURNOVER
                       PERIOD    RETURN*   PERIOD (000)    NET ASSETS     NET ASSETS       WAIVERS)       RATE
----------------------------------------------------------------------------------------------------------------
GROWTH FUND
----------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2007**+                $19.16      5.80%      $54,092        1.07%          (0.44)%         1.07%         26%
2007+                   18.11      2.07        51,654        1.10           (0.28)          1.10          94
2006+                   20.13     22.95        47,375        1.10           (0.42)          1.12          67
2005+                   16.52     12.08        37,052        1.10           (0.33)          1.15          64
2004+                   14.74     37.63        32,387        1.10           (0.74)          1.18          73
2003+                   10.71    (19.53)       21,508        1.05           (0.69)          1.18          79
CLASS A SHARES
2007**+                $18.85      5.72%      $40,671        1.32%          (0.69)%         1.32%         26%
2007+                   17.83      1.78        35,347        1.35           (0.53)          1.35          94
2006+                   19.91     22.66        28,376        1.35           (0.68)          1.37          67
2005+                   16.38     11.73        14,234        1.35           (0.57)          1.40          64
2004+                   14.66     37.39         6,350        1.35           (0.99)          1.43          73
2003+                   10.67    (19.71)        2,245        1.30           (0.96)          1.43          79
CLASS C SHARES
2007**+                $17.85      5.31%      $   425        2.07%          (1.44)%         2.07%         26%
2007+                   16.95      1.06           458        2.10           (1.28)          2.10          94
2006+                   19.18     21.69           546        2.10           (1.42)          2.12          67
2005+                   15.91     10.95           399        2.10           (1.29)          2.15          64
2004+                   14.34     36.31           135        2.10           (1.74)          2.18          73
2003+                   10.52    (20.30)           66        2.05           (1.73)          2.18          79

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE SIX MONTHS ENDED JULY 31, 2007 (UNAUDITED) AND THE YEARS ENDED
JANUARY 31,

                  NET ASSET                 NET REALIZED       TOTAL     DISTRIBUTIONS                                NET ASSET
                    VALUE,        NET      AND UNREALIZED      FROM          FROM                                       VALUE,
                  BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   NET REALIZED        TOTAL       REDEMPTION     END OF
                  OF PERIOD      LOSS      ON INVESTMENTS   OPERATIONS       GAINS       DISTRIBUTIONS      FEES        PERIOD
-------------------------------------------------------------------------------------------------------------------------------
BURKENROAD FUND
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
2007**+            $ 31.32     $ (0.04)        $ 0.36         $ 0.32        $    --         $    --        $   --      $ 31.64
2007+                29.30       (0.10)          2.12           2.02             --              --            --        31.32
2006+                24.97       (0.08)          4.41           4.33             --              --            --        29.30
2005+                20.70       (0.08)          4.35           4.27             --              --            --        24.97
2004+                14.19       (0.04)          6.55           6.51             --              --            --        20.70
2003                 15.05       (0.02)         (0.74)         (0.76)         (0.10)          (0.10)           --        14.19
CLASS D SHARES
2007**+            $ 31.04     $ (0.08)        $ 0.36         $ 0.28        $    --         $    --        $   --      $ 31.32
2007+                29.07       (0.17)          2.10           1.93             --              --          0.04        31.04
2006+                24.82       (0.14)          4.38           4.24             --              --          0.01        29.07
2005+                20.62       (0.14)          4.34           4.20             --              --            --        24.82
2004+                14.18       (0.09)          6.53           6.44             --              --            --        20.62
2003                 15.05       (0.04)         (0.75)         (0.79)         (0.10)          (0.10)         0.02        14.18

+     Per share data calculated using average shares method.

*     Total return excludes applicable sales charge.

**    All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]
                                                                   JULY 31, 2007
--------------------------------------------------------------------------------

                                                                          RATIO OF EXPENSES
                                                            RATIO OF          TO AVERAGE
                                             RATIO OF    NET INVESTMENT       NET ASSETS
                             NET ASSETS,   EXPENSES TO        LOSS            (EXCLUDING      PORTFOLIO
                   TOTAL       END OF        AVERAGE       TO AVERAGE      WAIVERS AND/OR      TURNOVER
                  RETURN*   PERIOD (000)    NET ASSETS     NET ASSETS      REIMBURSEMENTS)       RATE
-------------------------------------------------------------------------------------------------------
BURKENROAD FUND
-------------------------------------------------------------------------------------------------------
CLASS A SHARES
2007**+             1.02%     $ 20,855        1.40%          (0.20)%            1.60%            27%
2007+               6.89        18,987        1.40           (0.34)             1.71             22
2006+              17.34        13,376        1.40           (0.33)             1.82             32
2005+              20.63         5,544        1.40           (0.37)             2.14             17
2004+              45.88         2,153        1.40           (0.23)             2.90             21
2003               (5.07)        1,064        1.40           (0.22)             3.44             28
CLASS D SHARES
2007**+             0.90%     $  7,095        1.65%          (0.47)%            1.85%            27%
2007+               6.78         7,148        1.65           (0.58)             1.96             22
2006+              17.12         6,151        1.65           (0.55)             2.07             32
2005+              20.37         2,739        1.65           (0.62)             2.39             17
2004+              45.42         1,239        1.65           (0.50)             3.15             21
2003               (5.14)          363        1.65           (0.46)             3.69             28

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund II (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company with fifteen funds. The financial statements included herein relate to the Trust's Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Hancock Horizon Prime Money Market Fund (the "Prime Money Market Fund"), Hancock Horizon Treasury Securities Money Market Fund (the "Treasury Securities Money Market Fund"), the Hancock Horizon Strategic Income Bond Fund (the "Strategic Income Bond Fund"), the Hancock Horizon Value Fund (the "Value Fund"), the Hancock Horizon Growth Fund (the "Growth Fund"), and the Hancock Horizon Burkenroad Fund (the "Burkenroad Fund") (each a "Fund" and collectively the "Funds"). The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2007, there were no fair valued securities in the Funds.

                                                                  [LOGO OMITTED]
                                                       JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

      The Prime Money Market Fund and the Treasury Securities Money Market Fund value their investments using the amortized cost method, as permitted by Rule 2a-7 of the 1940 Act, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for trade date. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and are included in interest income.

REPURCHASE AGREEMENTS - The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

TBA PURCHASE COMMITMENTS - The Funds may engage in "to be announced" ("TBA") purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

EXPENSES - Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

CLASSES OF SHARES - Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income, if any, are declared daily and paid monthly for the Prime Money Market Fund and the Treasury Securities Money Market Fund, declared and paid monthly for the Strategic Income Bond Fund, declared and paid quarterly for the Value Fund and declared and paid annually for the Growth Fund and the Burkenroad Fund. Any net realized gains on sales of securities, if any, are distributed to shareholders at least annually.

OTHER - The Class C Shares of the Strategic Income Bond Fund, Value Fund and Growth Fund retain a redemption fee of 1.00% on redemptions of shares sold within one year of their purchase date. For the six months ended July 31, 2007, Class C shares of the Strategic Income Fund, Value Fund and Growth Fund charged fees of $232, $1,677, $318, respectively. For the year ended January 31, 2007, Class C shares of the Strategic Income Fund, Value Fund and Growth Fund charged fees of $232, $378 and $261, respectively. The Class A and Class D shares of the Burkenroad Fund charge a redemption fee of 1.00% on redemptions of shares sold within one year of their purchase date. For the six months ended July 31, 2007, Class A and Class D shares of the Burkenroad Fund charged fees of $967 and $2,157, respectively. For the year ended January 31, 2007, Class A and Class D shares of the Burkenroad Fund charged fees of $1,352 and $9,280, respectively. Fees collected are retained by the Funds for the benefit of the remaining shareholders and are included in capital shares transactions in the Statements of Changes in Net Assets.

--------------------------------------------------------------------------------

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES:

ADVISORY AGREEMENT

      Horizon Advisers, an unincorporated division of Hancock Bank (the "Adviser"), serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated May 31, 2000 (as amended and restated May 21, 2001) (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund. The Adviser receives 0.20% of the average daily net assets of the Prime Money Market Fund, 0.40% of the average daily net assets of the Treasury Securities Money Market Fund, 0.60% of the average daily net assets of the Strategic Income Bond Fund, 0.80% of the average daily net assets of the Value and the Growth Funds and 0.95% of the average daily net assets of the Burkenroad Fund. The Adviser has agreed to waive all or a portion of its fee so that the total annual expenses of each Fund will not exceed the following:

                                                 TREASURY
                                   PRIME        SECURITIES    STRATEGIC
                                MONEY MARKET   MONEY MARKET     INCOME
                                    FUND*          FUND*      BOND FUND*
                                ------------   ------------   ----------
Trust Class Shares                  n/a           0.58%         0.75%
Institutional Class Shares         0.23%           n/a           n/a
Institutional Sweep
   Class Shares                     n/a           0.83           n/a
Class A Shares                      n/a           1.08          1.00
Class C Shares                      n/a            n/a          1.75
Class D Shares                      n/a            n/a           n/a

                                   VALUE          GROWTH      BURKENROAD
                                   FUND**         FUND**        FUND*
                                ------------   ------------   ----------
Trust Class Shares                 1.10%          1.10%          n/a
Institutional Class Shares          n/a            n/a           n/a
Institutional Sweep
   Class Shares                     n/a            n/a           n/a
Class A Shares                     1.35           1.35          1.40%
Class C Shares                     2.10           2.10           n/a
Class D Shares                      n/a            n/a          1.65

"n/a" designates that the Fund does not offer this class.

 * The Adviser has contractually agreed to waive fees and reimburse expenses through May 31, 2008.

** The Adviser has voluntarily agreed to waive fees and reimburse expenses. This may discontinue at any time.

ADMINISTRATION AGREEMENT

      SEI Investments Global Funds Services is the "Administrator" of the Trust. SEI Investments Management Corporation ("SEI Investments"), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator.

      The Funds and the Administrator have entered into an Administration Agreement. The Administrator is entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the Funds) of: 0.125% up to $350 million, 0.10% on the next $400 million and 0.08% on the net assets over $750 million, subject to certain minimum fee levels.

      The Administrator has voluntarily agreed to limit its fee charged to the Prime Money Market Fund to 0.06% of the Fund's daily net assets. The Administrator intends to continue its voluntary waiver, but may discontinue it at any time without notice.

TRANSFER AGENT AND CUSTODIAN AGREEMENT

      Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock Bank is paid an annual fee of $20,000 per class on the first ten classes and $17,500 per class on the remaining classes.

      Hancock Bank serves as custodian to the Funds, and for such services is paid an annual fee from the Funds' assets of 0.03% of each Fund's average daily net assets, subject to a minimum of $250 per month.

DISTRIBUTION AGREEMENT

      The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company, have entered into a distribution agreement. As provided in the distribution agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds.

                                                                  [LOGO OMITTED]
                                                       JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

The following table summarizes the agreement.

                                                 TREASURY
                                    PRIME       SECURITIES     STRATEGIC
                                MONEY MARKET   MONEY MARKET     INCOME
                                    FUND           FUND        BOND FUND
                                ------------   ------------   ----------
Trust Class Shares                  n/a             --            --
Institutional Class Shares           --            n/a           n/a
Institutional Sweep
   Class Shares                     n/a             --           n/a
Class A Shares                      n/a           0.25%           --
Class C Shares                      n/a            n/a          0.75%
Class D Shares                      n/a            n/a           n/a

                                   VALUE          GROWTH      BURKENROAD
                                    FUND           FUND          FUND
                                   -----          ------      ----------
Trust Class Shares                   --             --           n/a
Institutional Class Shares          n/a            n/a           n/a
Institutional Sweep
   Class Shares                     n/a            n/a           n/a
Class A Shares                       --             --            --
Class C Shares                     0.75%          0.75%          n/a
Class D Shares                      n/a            n/a          0.25%

"--" designates that no fees are charged to this class.

"n/a" designates that the Fund does not offer this class.

      To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from the Funds' assets, applicable to that class of shares.

      During the six months ended July 31, 2007, Hancock Investment Securities, Inc. received distribution fees in the amount of $298,646, $4, $7, $4 and $4,394 for the Treasury Securities Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund, respectively.

      The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds.

The following table summarizes the agreement.

                                                 TREASURY
                                   PRIME        SECURITIES     STRATEGIC
                                MONEY MARKET   MONEY MARKET     INCOME
                                    FUND           FUND        BOND FUND
                                ------------   ------------   ----------
Trust Class Shares                  n/a             --            --
Institutional Class Shares           --            n/a           n/a
Institutional Sweep
   Class Shares                     n/a           0.25%          n/a
Class A Shares                      n/a           0.25          0.25%
Class C Shares                      n/a            n/a          0.25
Class D Shares                      n/a            n/a           n/a

                                   VALUE          GROWTH      BURKENROAD
                                    FUND           FUND          FUND
                                   -----          ------      ----------
Trust Class Shares                   --             --           n/a
Institutional Class Shares          n/a            n/a           n/a
Institutional Sweep
   Class Shares                     n/a            n/a           n/a
Class A Shares                     0.25%          0.25%         0.25%
Class C Shares                     0.25           0.25           n/a
Class D Shares                      n/a            n/a          0.25

"--" designates that no fees are charged to this class.

"n/a" designates that the Fund does not offer this class.

      To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds' assets, applicable to that class of shares.

      During the six months ended July 31, 2007, Hancock Investment Securities, Inc. received shareholder servicing fees in the amount of $419,946, $11,461, $15,510, $11,537 and $8,630 for the Treasury Securities Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund, respectively.

OTHER

      Certain officers and a trustee of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

      The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

--------------------------------------------------------------------------------

4. SHARE TRANSACTIONS:

Shares issued, reinvested and redeemed for the Funds were as follows (000):

                                               PRIME           TREASURY SECURITIES    STRATEGIC INCOME
                                          MONEY MARKET FUND     MONEY MARKET FUND        BOND FUND
                                        --------------------   -------------------   -------------------
                                        02/01/07   02/01/06*   02/01/07   02/01/06   02/01/07   02/01/06
                                           TO         TO          TO         TO         TO         TO
                                        07/31/07   01/31/07    07/31/07   01/31/07   07/31/07   01/31/07
                                        --------------------   -------------------   -------------------
Trust Class Shares:
   Shares issued                            n/a       n/a      204,605    369,748      657      1,609
   Shares reinvested                        n/a       n/a          105        151       23         35
   Shares redeemed                          n/a       n/a     (199,238)  (337,441)    (519)      (938)
                                        -------   -------     --------   --------    -----     ------
Total Trust Class Shares Transactions       n/a       n/a        5,472     32,458      161        706
                                        -------   -------     --------   --------    -----     ------
Institutional Class Shares:
   Shares issued                         29,632    67,519          n/a        n/a      n/a        n/a
   Shares reinvested                         --        --          n/a        n/a      n/a        n/a
   Shares redeemed                      (23,815)  (32,635)         n/a        n/a      n/a        n/a
                                        -------   -------     --------   --------    -----     ------
Total Institutional Class
   Shares Transactions                    5,817    34,884          n/a        n/a      n/a        n/a
                                        -------   -------     --------   --------    -----     ------
Institutional Sweep Class Shares:
   Shares issued                            n/a       n/a      426,205    959,590      n/a        n/a
   Shares reinvested                        n/a       n/a          144        245      n/a        n/a
   Shares redeemed                          n/a       n/a     (479,170)  (959,425)     n/a        n/a
                                        -------   -------     --------   --------    -----     ------
Total Institutional Sweep Class
   Shares Transactions                      n/a       n/a      (52,821)       410      n/a        n/a
                                        -------   -------     --------   --------    -----     ------
Class A Shares:
   Shares issued                            n/a       n/a      446,702    612,453      352        446
   Shares reinvested                        n/a       n/a          680      1,071       25         37
   Shares redeemed                          n/a       n/a     (426,757)  (477,143)    (163)      (194)
                                        -------   -------     --------   --------    -----     ------
Total Class A Shares Transactions           n/a       n/a       20,625    136,381      214        289
                                        -------   -------     --------   --------    -----     ------
Class C Shares:
   Shares issued                            n/a       n/a          n/a        n/a        1          4
   Shares reinvested                        n/a       n/a          n/a        n/a       --         --
   Shares redeemed                          n/a       n/a          n/a        n/a       --         (5)
                                        -------   -------     --------   --------    -----     ------
Total Class C Shares Transactions           n/a       n/a          n/a        n/a        1         (1)
                                        -------   -------     --------   --------    -----     ------
Class D Shares:
   Shares issued                            n/a       n/a          n/a        n/a      n/a        n/a
   Shares redeemed                          n/a       n/a          n/a        n/a      n/a        n/a
                                        -------   -------     --------   --------    -----     ------
Total Class D Shares Transactions           n/a       n/a          n/a        n/a      n/a        n/a
                                        -------   -------     --------   --------    -----     ------
Net Change in Capital Shares              5,817    34,884      (26,724)   169,249      376        994
                                        =======   =======     ========   ========    =====     ======

"n/a" designates that the Fund does not offer this class.

* Commenced operations on February 1, 2006.

Amounts designated as "--" are either 0 or have been rounded to 0.

                                                                  [LOGO OMITTED]
                                                       JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

4. SHARE TRANSACTIONS (CONTINUED):

Shares issued, reinvested and redeemed for the Funds were as follows (000):

                                                                                          BURKENROAD
                                             VALUE FUND             GROWTH FUND              FUND
                                         --------------------   -------------------   -------------------
                                         02/01/07    02/01/06   02/01/07   02/01/06   02/01/07   02/01/06
                                            TO          TO         TO         TO         TO         TO
                                         07/31/07    01/31/07   07/31/07   01/31/07   07/31/07   01/31/07
                                         --------------------   -------------------   -------------------
Trust Class Shares:
   Shares issued                           1,384        806       1,247        762       n/a        n/a
   Shares reinvested                           3        123          --        219       n/a        n/a
   Shares redeemed                        (1,346)      (645)     (1,276)      (483)      n/a        n/a
                                          ------       ----      ------      -----      ----       ----
Total Trust Class Shares Transactions         41        284         (29)       498       n/a        n/a
                                          ------       ----      ------      -----      ----       ----
Institutional Class Shares:
   Shares issued                             n/a        n/a         n/a        n/a       n/a        n/a
   Shares reinvested                         n/a        n/a         n/a        n/a       n/a        n/a
   Shares redeemed                           n/a        n/a         n/a        n/a       n/a        n/a
                                          ------       ----      ------      -----      ----       ----
Total Institutional Class
   Shares Transactions                       n/a        n/a         n/a        n/a       n/a        n/a
                                          ------       ----      ------      -----      ----       ----
Institutional Sweep Class Shares:
   Shares issued                             n/a        n/a         n/a        n/a       n/a        n/a
   Shares reinvested                         n/a        n/a         n/a        n/a       n/a        n/a
   Shares redeemed                           n/a        n/a         n/a        n/a       n/a        n/a
                                          ------       ----      ------      -----      ----       ----
Total Institutional Sweep Class
   Shares Transactions                       n/a        n/a         n/a        n/a       n/a        n/a
                                          ------       ----      ------      -----      ----       ----
Class A Shares:
   Shares issued                             481        843         356        622       119        246
   Shares reinvested                           6        128          --        232        --         --
   Shares redeemed                          (260)      (297)       (180)      (297)      (66)       (97)
                                          ------       ----      ------      -----      ----       ----
Total Class A Shares Transactions            227        674         176        557        53        149
                                          ------       ----      ------      -----      ----       ----
Class C Shares:
   Shares issued                              44         25           2          9       n/a        n/a
   Shares reinvested                          --          3          --          4       n/a        n/a
   Shares redeemed                           (12)       (14)         (5)       (14)      n/a        n/a
                                          ------       ----      ------      -----      ----       ----
Total Class C Shares Transactions             32         14          (3)        (1)      n/a        n/a
                                          ------       ----      ------      -----      ----       ----
Class D Shares:
   Shares issued                             n/a        n/a         n/a        n/a        14         75
   Shares reinvested                         n/a        n/a         n/a        n/a        --         --
   Shares redeemed                           n/a        n/a         n/a        n/a       (17)       (57)
                                          ------       ----      ------      -----      ----       ----
Total Class D Shares Transactions            n/a        n/a         n/a        n/a        (3)        18
                                          ------       ----      ------      -----      ----       ----
Net Change in Capital Shares                 300        972         144      1,054        50        167
                                          ======       ====      ======      =====      ====       ====

"n/a" designates that the Fund does not offer this class.

Amounts designated as "--" are either 0 or have been rounded to 0.

--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six months ended July 31, 2007 were as follows:

                                      STRATEGIC
                                       INCOME      VALUE     GROWTH   BURKENROAD
                                      BOND FUND     FUND      FUND       FUND
                                        (000)      (000)     (000)      (000)
                                      ---------   -------   -------   ----------
Cost of Security Purchases
   U.S. Government Securities           $7,503    $    --   $    --     $   --
   Other                                 4,770     46,386    26,610      8,120
Proceeds from Sales and Maturities
   U.S. Government Securities           $2,547    $    --   $    --     $   --
   Other                                 1,000     38,513    24,184      7,218

6. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

Accordingly, the following reclassifications have been made to/from the following accounts (000) as of April 30, 2007:

                                                      ACCUMULATED    ADDITIONAL
                                     NET INVESTMENT   NET REALIZED     PAID-IN
                                         INCOME           LOSS         CAPITAL
                                     --------------   ------------   ----------
   Growth Fund                            $367           $(367)        $  --
   Burkenroad Fund                         139              --          (139)

The tax character of dividends and distributions declared during the years ended January 31, 2007 and January 31, 2006 was as follows (000):

                                              ORDINARY INCOME     LONG-TERM CAPITAL GAIN        TOTALS
                                            2007          2006      2007           2006      2007     2006
                                           -------       ------   --------        ------   -------   ------
Prime Money Market Fund                    $ 1,525       $   --    $    --        $   --   $ 1,525   $   --
Treasury Securities Money Market Fund       17,109        9,005         --            --    17,109    9,005
Strategic Income Bond Fund                   3,971        2,999         --            --     3,971    2,999
Value Fund                                   1,026        1,925      7,719         5,858     8,745    7,783
Growth Fund                                     --           --     10,165           650    10,165      650

Amounts designated as "--" are either $0 or have been rounded to $0.

The Burkenroad Fund had no distributions during the years ended January 31, 2007 and January 31, 2006, respectively.

                                                                  [LOGO OMITTED]
                                                       JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

As of April 30, 2007, the estimated components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                                                       STRATEGIC
                                                        INCOME      VALUE     GROWTH   BURKENROAD
                                                       BOND FUND     FUND      FUND       FUND
                                                       ---------   -------   -------   ----------
Undistributed ordinary income                            $  39     $    39   $   105     $   --
Undistributed long-term capital gain                        --       8,469     1,895         --
Capital loss carryforwards                                (174)         --        --        (54)
Post October losses                                        (10)         --        --         --
Unrealized appreciation (depreciation)                    (510)     37,150    18,868      7,094
Other temporary differences                                 --          --        --         --
                                                         -----     -------   -------     ------
Total distributable earnings (accumulated losses)        $(655)    $45,658   $20,868     $7,040
                                                         =====     =======   =======     ======

The Prime Money Market Fund and Treasury Securities Money Market Fund had no distributable earnings as of April 30, 2007.

Amounts designated as "--" are either $0 or have been rounded to $0.

The following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates at April 30, 2007 as follows (000):

                                                        2014     2015     TOTAL
                                                       ------   ------   -------
Strategic Income Bond Fund                              $ 97     $ 77      $174
Burkenroad Fund                                           54       --        54

Amounts designated as "--" are either $0 or have been rounded to $0.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended April 30, 2007 the Burkenroad Fund utilized capital loss carryforwards of $490,441 to offset realized capital gains.

For Federal income tax purposes, the cost of securities owned at July 31, 2007 and the net realized gains or losses on securities sold for the period were the same as amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at July 31, 2007 were as follows:

                                                    AGGREGATE      AGGREGATE
                                                      GROSS          GROSS       NET UNREALIZED
                                                    UNREALIZED     UNREALIZED     APPRECIATION/
                                FEDERAL TAX COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                      (000)           (000)          (000)            (000)
                                ----------------   ------------   ------------   --------------
Strategic Income Bond Fund          $110,827         $   197        $(2,134)       $ (1,937)
Value Fund                           119,640          32,052         (2,441)         29,611
Growth Fund                           77,447          18,914         (1,177)         17,737
Burkenroad Fund                       22,671           6,089         (1,281)          4,808

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

7. OTHER

On July 31, 2007, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

                                                   NUMBER OF    % OF OUTSTANDING
                                                 SHAREHOLDERS        SHARES
                                                 ------------   ----------------
Prime Money Market Fund, Institutional Class           1               100%
Treasury Securities Money Market Fund,
   Trust Class                                         1                97
Treasury Securities Money Market Fund,
   Institutional Sweep Class                           1                92
Treasury Securities Money Market Fund, Class A         3               100
Strategic Income Bond Fund, Trust Class                2               100
Strategic Income Bond Fund, Class A                    1                47
Strategic Income Bond Fund, Class C                    3                55
Value Fund, Trust Class                                2                93
Value Fund, Class A                                    1                20
Growth Fund, Trust Class                               2               100
Growth Fund, Class A                                   1                23
Growth Fund, Class C                                   2                27
Burkenroad Fund, Class A                               1                17
Burkenroad Fund, Class D                               2                21

The Value Fund, Class C had no shareholder owning 10% or more of total shares outstanding.

These shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

8. INDEMNIFICATIONS:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and ongoing analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

                                                                  [LOGO OMITTED]
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS             JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 15-16, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser, noting the steps that were taken to address Hurricane Katrina's impact on the firm, and reviewed the Adviser's personnel and growth in assets under management. The representative also discussed the Adviser's soft dollar practices in relation to best execution and described the types of research the Adviser obtains. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. The Adviser's representative noted that, as a division of Hancock Bank, the Adviser was able to leverage the broad in-house resources of Hancock Bank, which were beneficial in its management of

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

the Funds and the administration of its compliance program with respect to the Funds. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Board was provided with information regarding each of the Fund's performance since the Advisory Agreement was last renewed, as well as information regarding each Fund's performance since its inception. The Board also compared the Funds' performance to their respective benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of each Fund over the past year, focusing on its investment approach and general economic factors. The Board concluded that the Funds' performance was reasonable and was satisfied with the investment results that the Adviser had been able to achieve for the Funds.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the advisory fees paid by each Fund to the Adviser, and the fee waivers that the Adviser had made over the period. The Trustees also reviewed the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Funds, and concluded that such profit was not excessive. In so doing, the Trustees also considered compensation paid by the Funds to affiliates of the Adviser for other services to the Funds, such as transfer agency services. The Trustees also reviewed reports comparing the expense ratios and advisory fees paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees appeared reasonable in light of the services rendered and were the result of arm's length negotiations. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Advisory Agreement for another year.

                            WALL STREET SAVVY,
                               MAIN STREET TOUCH.

                               Investment Adviser
                                Horizon Advisers
                  (an unincorporated division of Hancock Bank)
                                One Hancock Plaza
                                  P.O. Box 4019
                               Gulfport, MS 39502

                                   Distributor
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                  Administrator
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                  Legal Counsel
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                  Independent Registered Public Accounting Firm
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

                        THIS MATERIAL MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.

                           THE HANCOCK HORIZON FUNDS:
                           o   NOT FDIC INSURED
                           o   NO BANK GUARANTEE
                           o   MAY LOSE VALUE

                                 [LOGO OMITTED]
                              Hancock Horizon Funds

                    FOR MORE INFORMATION CALL 1.888.346.6300
                           WWW.HANCOCKHORIZONFUNDS.COM

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.





(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk
                                        President

Date: October 3, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk
                                        President
Date: October 3, 2007


By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson
                                        Controller and Chief Financial Officer

Date: October 3, 2007

* Print the name and title of each signing officer under his or her signature.